UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	10/31/2019

Item 1 – Reports to Stockholders

PGIM QMA EMERGING MARKETS EQUITY FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

Highlights (unaudited)

•	Quality financial factors were mixed but positive overall during the reporting period.

•

By market, Brazil led gains during the period, driven by an underweight position in the materials sector, particularly in steel companies, which declined 22%. By sector, gains were driven by utilities (Brazil) and real estate, where stock selection was broadly effective.

•	The volatility and overall underperformance of value factors were especially detrimental to the Fund’s performance during the period.

•	By market, India and China performed the worst over the period. In terms of sectors, consumer staples, communication services, and financials struggled the most.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 10/31/19
	One Year (%)	Since Inception (%)
Fund	5.82	7.35 (11/29/16)
MSCI Emerging Markets Index
	11.86	9.33

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the MSCI Emerging Markets Index by portraying the initial account values at the commencement of operations of the Fund (November 29, 2016) and the account values at the end of the current fiscal year (October 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursments, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 10/31/19

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	4.3%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	3.8%
Tencent Holdings Ltd.	Interactive Media & Services	China	3.7%
iShares MSCI Emerging Markets ETF	Exchange-Traded Funds	United States	2.5%
iShares MSCI Saudi Arabia ETF	Exchange-Traded Funds	United States	2.4%
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	Insurance	China	1.7%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.3%
Petroleo Brasileiro SA (PRFC)	Oil, Gas & Consumable Fuels	Brazil	1.3%
Gazprom PJSC	Oil, Gas & Consumable Fuels	Russia	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments.

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Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA Emerging Markets Equity Fund’s Class R6 shares returned 5.82% in the 12-month reporting period that ended October 31, 2019, underperforming the 11.86% return of the MSCI Emerging Markets Index (the Index).

What were the market conditions?

•	Global economic growth continued to be weak during the period, buffeted by the powerful crosscurrents of the US-China trade war and global monetary easing.

•

The trade standoff took a toll on business confidence, industrial production, and trade flows. It weighed heavily on global manufacturing, hitting export-oriented economies—including China, Europe, and Japan—the hardest.

•

Fortunately, weakness in manufacturing did not drag down the services sector, which remained resilient. The trade war also has had less of an impact on more domestic-oriented economies like the US. As a result, there has been a pronounced divergence in growth among sectors and regions within the global economy.

•

Given the weak growth backdrop and elevated geopolitical risks, global central banks embarked on a fresh round of monetary easing during the period, aiming to stimulate growth and counter the negative effects of the trade war.

•

However, with interest rates already at, near, or below zero in many countries, the power of monetary policy may have been muted. Thus, the focus shifted to using fiscal policy as a means of stimulating growth, especially in Europe.

•

Powered by a healthy consumer, US economic growth remained resilient while eurozone growth was anemic, with Germany and Italy teetering on the edge of recession. Uncertainty over Brexit—the United Kingdom’s ongoing effort to exit the European Union—finally caught up with the UK economy, which contracted in the second quarter of 2019. Japanese economic growth was decent, but risks were tilted to the downside given weak global growth, yen appreciation, and a pending consumer tax hike.

•

Emerging market growth remained hostage to trade tensions, especially for such export-dependent economies as China, Taiwan, and Korea. Although the economies of emerging market countries such as India and Brazil are less levered to the global export cycle, they also succumbed to a slowdown in growth amid weaker consumer spending and slow progress on much-needed reforms.

•

Uncertainty surrounding a shifting global paradigm and its implications for global growth made for a challenging and volatile environment. The period included one of the best months—May 2019—for relative Fund performances since the Fund’s inception in 2016. It also included three of the worst months in the Fund’s history—November and December of 2018 and July 2019.

PGIM QMA Emerging Markets Equity Fund	5

Strategy and Performance Overview (continued)

What worked?

•	Quality financial factors were mixed but positive overall during the reporting period. We rank stocks based on relative value, growth and financial health.

•

By market, Brazil led gains during the period, driven by an underweight position in the materials sector, particularly in steel companies, which declined 22%. Selection and an overweight position in utilities helped the sector return 46%. Overweight positions in Russian energy (+38%) and South African materials, most notably an overweight in precious metals & minerals (+135%), also contributed to performance.

•	By sector, gains were driven by utilities (Brazil) and real estate, where stock selection was broadly effective.

What didn’t work?

•

The volatility and overall underperformance of value factors were especially detrimental to the Fund’s performance during the period. In particular, the most expensive stocks—names the Fund tends to avoid—were the best performers on average. A downturn in the effectiveness of growth measures, particularly later in the period, hindered value performance.

•

By market, India and China performed the worst over the period. Losses from favoring Indian metals & mining (materials), which fell 21%, were exacerbated by challenging selections in China. South Korea rounded out the bottom, led by an overweight position in financials, which declined 11%.

•	In terms of sectors, consumer staples, communication services, and financials struggled the most during the period.

Current outlook

•

Escalating geopolitical risks and increased monetary easing have elevated both the upside and downside risks for the global economy. As such, it is currently very difficult to determine which force will gain the upper hand.

•

The greatest threat to the global economy is an escalation of the US-China trade war, which likely would lead to an even deeper downturn in global manufacturing. In turn, this could progressively weaken the healthier components of the global economy, namely the services sector and US consumer spending.

•	A more constructive scenario for risky assets would involve a tamping down of these geopolitical risks and any sign that monetary stimulus has reaccelerated global growth.

•	Given this backdrop, there is potential for significant market swings between now and year-end.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Emerging Markets Equity Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$964.50	1.20%	$5.94
Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of October 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 100.4%

COMMON STOCKS 90.3%

Argentina 0.2%
Globant SA*	700	$65,282

Brazil 4.2%
B3 SA - Brasil Bolsa Balcao	11,000	132,779
Banco Bradesco SA	6,613	54,249
Banco BTG Pactual SA, UTS	1,200	19,509
Banco do Brasil SA	20,000	239,421
Banco Santander Brasil SA, UTS	18,400	217,561
BB Seguridade Participacoes SA	8,500	71,955
Centrais Eletricas Brasileiras SA	1,200	11,879
Cia Siderurgica Nacional SA	3,300	9,751
Localiza Rent a Car SA	3,100	33,238
Magazine Luiza SA	3,100	34,320
Petrobras Distribuidora SA	3,700	26,201
Petroleo Brasileiro SA	16,600	135,267
Sul America SA, UTS	1,100	13,399
TIM Participacoes SA	7,600	21,508
Vale SA*	17,532	206,511
WEG SA	4,600	29,500

		1,257,048

Chile 1.2%
Banco de Chile	166,158	21,397
Cia Cervecerias Unidas SA	13,444	134,148
Colbun SA	41,695	7,194
Enel Americas SA	1,037,031	193,674

		356,413

China 31.6%
Alibaba Group Holding Ltd., ADR*	8,200	1,448,694
Angang Steel Co. Ltd. (Class H Stock)	166,400	55,514
Anhui Conch Cement Co. Ltd. (Class H Stock)	40,500	240,564
ANTA Sports Products Ltd.	14,000	136,766
Bank of China Ltd. (Class H Stock)	633,000	258,133
Bank of Communications Co. Ltd. (Class H Stock)	299,000	203,601
Bank of Jiangsu Co. Ltd. (Class A Stock)	13,900	13,914
Bank of Nanjing Co. Ltd. (Class A Stock)	13,100	16,000
Beijing Enterprises Holdings Ltd.	9,500	44,639
China CITIC Bank Corp. Ltd. (Class H Stock)	47,000	27,195
China Conch Venture Holdings Ltd.	2,000	7,832
China Construction Bank Corp. (Class H Stock)	483,000	386,175

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	9

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China International Travel Service Corp. Ltd. (Class A Stock)	1,489	$19,058
China Medical System Holdings Ltd.	146,000	197,772
China Minsheng Banking Corp. Ltd. (Class H Stock)	294,000	205,204
China Mobile Ltd.	12,000	97,326
China National Building Material Co. Ltd. (Class H Stock)	232,000	194,888
China Pacific Insurance Group Co. Ltd. (Class H Stock)	60,000	216,686
China Resources Cement Holdings Ltd.	14,000	15,296
China Resources Land Ltd.	14,000	59,272
China Resources Pharmaceutical Group Ltd., 144A	56,000	51,760
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	3,700	15,439
China Telecom Corp. Ltd. (Class H Stock)	78,000	33,164
Chinese Universe Publishing & Media Group Co. Ltd. (Class A Stock)	8,286	13,947
CITIC Ltd.	166,000	217,212
CNOOC Ltd.	104,000	154,448
Country Garden Services Holdings Co. Ltd.	28,000	94,752
Gemdale Corp. (Class A Stock)	9,800	16,502
Greenland Holdings Corp. Ltd. (Class A Stock)	13,100	12,651
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	2,500	11,945
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	1,900	18,393
Hengan International Group Co. Ltd.	3,500	24,386
HLA Corp. Ltd. (Class A Stock)	11,900	12,957
Industrial & Commercial Bank of China Ltd. (Class H Stock)	347,000	247,741
Industrial Bank Co. Ltd. (Class A Stock)	7,000	18,545
JD.com, Inc., ADR*	9,600	299,040
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,100	14,145
Jinke Properties Group Co. Ltd. (Class A Stock)	16,300	15,986
Kweichow Moutai Co. Ltd. (Class A Stock)	300	50,057
Li Ning Co. Ltd.	24,500	83,033
Logan Property Holdings Co. Ltd.	38,000	57,923
Longfor Group Holdings Ltd., 144A	9,500	39,633
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	4,400	14,245
Luxshare Precision Industry Co. Ltd. (Class A Stock)	5,200	23,344
Luye Pharma Group Ltd., 144A(a)	173,500	128,108
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,500	18,506
Metallurgical Corp. of China Ltd. (Class H Stock)	448,000	94,591
Momo, Inc., ADR	5,800	194,416
NetEase, Inc., ADR	400	114,344
New China Life Insurance Co. Ltd. (Class H Stock)	33,700	130,598
New Oriental Education & Technology Group, Inc., ADR*	700	85,442
PICC Property & Casualty Co. Ltd. (Class H Stock)	98,000	123,928
Pinduoduo, Inc., ADR*	1,000	40,880

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Ping An Bank Co. Ltd. (Class A Stock)	7,500	$17,230
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,500	512,628
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	8,700	17,700
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	42,000	26,879
Sany Heavy Industry Co. Ltd. (Class A Stock)	9,100	17,308
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	12,800	15,174
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	15,070
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	72,000	82,694
Shanghai Construction Group Co. Ltd. (Class A Stock)	32,100	15,508
Shanghai International Airport Co. Ltd. (Class A Stock)	1,400	15,106
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	11,000	19,474
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	16,900	13,544
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	700	17,645
Shui On Land Ltd.	773,000	155,533
Sinotruk Hong Kong Ltd.(a)	82,000	123,540
Sunac China Holdings Ltd.	13,000	58,758
Tencent Holdings Ltd.	27,000	1,097,886
Tingyi Cayman Islands Holding Corp.	10,000	13,296
Uni-President China Holdings Ltd.	44,000	45,402
Vipshop Holdings Ltd., ADR*	16,500	190,410
Weichai Power Co. Ltd. (Class H Stock)	144,000	225,166
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	3,300	18,805
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	5,900	15,220
Wuliangye Yibin Co. Ltd. (Class A Stock)	1,300	24,279
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	14,976
Xiamen C & D Inc. (Class A Stock)	11,700	14,084
Yum China Holdings, Inc.	5,900	250,750
Yunda Holding Co. Ltd. (Class A Stock)	3,100	14,444
YY, Inc., ADR*	300	17,052
Zhejiang Dahua Technology Co. Ltd. (Class A Stock)	6,700	15,272
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	22,600	18,731

		9,416,154

Colombia 0.1%
Bancolombia SA	1,330	16,173

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Greece 0.7%
Hellenic Telecommunications Organization SA	12,552	$189,965
JUMBO SA	575	11,204

		201,169

Hong Kong 0.2%
Sino Biopharmaceutical Ltd.	36,000	53,470

India 7.4%
Asian Paints Ltd.	8,463	216,090
Bajaj Finance Ltd.	4,476	254,419
Bandhan Bank Ltd., 144A	2,078	17,981
Bharti Infratel Ltd.	48,364	129,359
Dr. Reddy’s Laboratories Ltd.	1,322	51,887
GAIL India Ltd.	8,168	15,829
Hindustan Petroleum Corp. Ltd.	3,475	15,942
Housing Development Finance Corp. Ltd.	2,509	75,446
ICICI Lombard General Insurance Co. Ltd., 144A	693	13,110
Infosys Ltd., ADR	18,600	178,374
ITC Ltd.	34,967	127,169
Larsen & Toubro Ltd.	2,489	51,733
LIC Housing Finance Ltd.	1,518	8,829
NTPC Ltd.	122,452	211,527
Oil & Natural Gas Corp. Ltd.	108,137	216,166
Power Grid Corp. of India Ltd.	74,685	209,122
Reliance Industries Ltd., 144A, GDR	2,941	120,941
Tata Steel Ltd.	14,846	79,688
Wipro Ltd.	55,758	204,177

		2,197,789

Indonesia 1.0%
Gudang Garam Tbk PT	20,000	79,903
Indofood CBP Sukses Makmur Tbk PT	12,900	10,672
Indofood Sukses Makmur Tbk PT	343,400	188,013
Kalbe Farma Tbk PT	111,100	12,589

		291,177

Luxembourg 0.1%
Reinet Investments SCA	803	15,023

Malaysia 0.9%
AMMB Holdings Bhd	168,400	160,582
Genting Malaysia Bhd	44,100	33,810

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Malaysia (cont’d.)
Malaysia Airports Holdings Bhd	5,300	$10,013
MISC Bhd	6,000	11,913
RHB Bank Bhd	8,500	11,707
Westports Holdings Bhd	49,700	50,708

		278,733

Mexico 2.3%
America Movil SAB de CV (Class L Stock)	176,200	139,502
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	700	7,337
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	12,985	212,631
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	37,800	75,948
Wal-Mart de Mexico SAB de CV	86,900	260,431

		695,849

Pakistan 0.1%
Oil & Gas Development Co. Ltd.	33,500	27,783

Peru 0.3%
Credicorp Ltd.	400	85,616

Philippines 1.9%
Globe Telecom, Inc.	4,995	179,507
PLDT, Inc.	8,520	184,730
SM Investments Corp.	1,320	26,747
SM Prime Holdings, Inc.	216,000	165,821

		556,805

Poland 1.7%
CD Projekt SA	2,476	163,600
Cyfrowy Polsat SA	1,550	11,234
Powszechna Kasa Oszczednosci Bank Polski SA	21,355	213,195
Powszechny Zaklad Ubezpieczen SA	13,309	128,716

		516,745

Qatar 0.0%
Commercial Bank PSQC (The)	10,558	12,443

Russia 4.7%
Gazprom PJSC	89,470	361,471
Inter RAO UES PJSC	171,000	11,525
LUKOIL PJSC	3,857	355,930

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Russia (cont’d.)
Magnitogorsk Iron & Steel Works PJSC	12,400	$7,069
MMC Norilsk Nickel PJSC	332	92,638
Novatek PJSC, GDR	887	188,044
Novolipetsk Steel PJSC	6,090	11,879
Sberbank of Russia PJSC, ADR	10,613	156,144
Tatneft PJSC	8,924	104,271
X5 Retail Group NV, GDR	3,370	112,854

		1,401,825

South Africa 4.3%
Anglo American Platinum Ltd.	3,227	240,360
AngloGold Ashanti Ltd.	2,290	50,528
Aspen Pharmacare Holdings Ltd.*	14,077	98,374
Bid Corp. Ltd.	1,457	33,940
Exxaro Resources Ltd.	21,477	175,521
Gold Fields Ltd.	1,950	12,069
Kumba Iron Ore Ltd.	6,828	166,177
MultiChoice Group*	7,243	60,314
Naspers Ltd. (Class N Stock)	1,166	165,111
Netcare Ltd.	6,499	7,354
Old Mutual Ltd.	27,166	35,314
Standard Bank Group Ltd.	7,185	82,514
Telkom SA SOC Ltd.	32,048	146,606
Woolworths Holdings Ltd.	5,323	20,248

		1,294,430

South Korea 11.5%
BNK Financial Group, Inc.	2,507	14,937
Cheil Worldwide, Inc.	812	17,272
Daelim Industrial Co. Ltd.	2,260	176,511
Fila Korea Ltd.	2,366	116,492
GS Holdings Corp.	271	11,513
Hana Financial Group, Inc.	7,799	225,473
Hyundai Glovis Co. Ltd.	104	13,459
Hyundai Mobis Co. Ltd.	1,280	259,858
Industrial Bank of Korea	18,217	184,364
Kakao Corp.	272	33,028
Kangwon Land, Inc.	612	16,481
KB Financial Group, Inc.	2,906	104,161
Kia Motors Corp.	6,841	249,477
Korea Aerospace Industries Ltd.	403	13,146
Korea Gas Corp.	177	5,972
Korea Investment Holdings Co. Ltd.	220	12,734

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Korea Zinc Co. Ltd.	45	$16,783
KT&G Corp.	2,666	228,883
Kumho Petrochemical Co. Ltd.	243	14,525
Lotte Corp.	679	21,212
POSCO	1,333	240,991
Posco International Corp.	1,651	25,793
Samsung Electronics Co. Ltd.	26,065	1,121,865
Samsung Engineering Co. Ltd.*	841	12,813
Shinhan Financial Group Co. Ltd.	7,403	269,680
Woongjin Coway Co. Ltd.	204	16,098

		3,423,521

Taiwan 12.5%
Advantech Co. Ltd.	17,000	168,257
Asia Cement Corp.	11,000	15,523
Chailease Holding Co. Ltd.	30	135
Chicony Electronics Co. Ltd.	60,000	186,190
China Life Insurance Co. Ltd.*	14,000	11,526
Chunghwa Telecom Co. Ltd.	11,000	40,440
Far Eastern New Century Corp.	17,000	16,505
Feng TAY Enterprise Co. Ltd.	31,900	214,531
Foxconn Technology Co. Ltd.	81,000	173,344
Giant Manufacturing Co. Ltd.	2,000	14,805
Hua Nan Financial Holdings Co. Ltd.	42,000	30,142
Largan Precision Co. Ltd.	1,000	145,935
Lite-On Technology Corp.	117,000	192,279
MediaTek, Inc.	14,000	187,005
Novatek Microelectronics Corp.	32,000	205,207
Pou Chen Corp.	12,000	16,013
Realtek Semiconductor Corp.	5,000	37,039
Shanghai Commercial & Savings Bank Ltd. (The)	4,874	8,367
SinoPac Financial Holdings Co. Ltd.	492,000	201,480
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	1,274,079
Uni-President Enterprises Corp.	26,000	64,055
Win Semiconductors Corp.	2,000	20,732
Yuanta Financial Holding Co. Ltd.	407,000	254,044
Zhen Ding Technology Holding Ltd.	53,000	250,372

		3,728,005

Thailand 1.7%
Advanced Info Service PCL	31,700	240,335
BTS Group Holdings PCL	34,100	15,126
Charoen Pokphand Foods PCL	14,100	11,772

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Thailand (cont’d.)
Indorama Ventures PCL	42,754	$39,664
Krung Thai Bank PCL	309,300	169,869
PTT Exploration & Production PCL	7,500	29,926
Thai Union Group PCL	17,400	8,410

		515,102

Turkey 1.2%
BIM Birlesik Magazalar A/S	5,488	45,472
Coca-Cola Icecek A/S	13,219	72,333
Eregli Demir ve Celik Fabrikalari TAS	23,557	26,993
Haci Omer Sabanci Holding A/S	129,089	186,793
Turkcell Iletisim Hizmetleri A/S	6,332	13,928

		345,519

United Arab Emirates 0.5%
Aldar Properties PJSC	242,401	154,855

TOTAL COMMON STOCKS (cost $24,106,802)		26,906,929

EXCHANGE-TRADED FUNDS 4.9%

United States
iShares MSCI Emerging Markets ETF	17,549	747,236
iShares MSCI Saudi Arabia ETF(a)	24,600	708,972

TOTAL EXCHANGE-TRADED FUNDS (cost $1,479,137)		1,456,208

PREFERRED STOCKS 5.2%

Brazil 4.2%
Banco Bradesco SA (PRFC)	21,400	188,201
Centrais Eletricas Brasileiras SA (PRFC B)	15,200	155,278
Cia Energetica de Minas Gerais (PRFC)	4,900	16,629
Itau Unibanco Holding SA (PRFC)	24,800	224,224
Itausa - Investimentos Itau SA (PRFC)	78,800	269,183
Petroleo Brasileiro SA (PRFC)	50,900	385,573

		1,239,088

Chile 0.5%
Embotelladora Andina SA (PRFC B)	54,556	157,430

See Notes to Financial Statements.

16

Description	Shares	Value
PREFERRED STOCKS (Continued)

South Korea 0.5%
Samsung Electronics Co. Ltd. (PRFC)	4,404	$154,388

TOTAL PREFERRED STOCKS (cost $1,423,827)		1,550,906

TOTAL LONG-TERM INVESTMENTS (cost $27,009,766)		29,914,043

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $640,859; includes $639,818 of cash collateral for securities on loan)(b)(w)	640,828	640,956

TOTAL INVESTMENTS 102.5% (cost $27,650,625)		30,554,999
Liabilities in excess of other assets (2.5)%		(750,789)

NET ASSETS 100.0%		$29,804,210

Below is a list of the abbreviation(s) used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $606,073; cash collateral of $639,818 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$65,282	$—	$—
Brazil	1,257,048	—	—
Chile	356,413	—	—
China	2,641,028	6,775,126	—
Colombia	16,173	—	—
Greece	—	201,169	—
Hong Kong	—	53,470	—
India	178,374	2,019,415	—
Indonesia	—	291,177	—
Luxembourg	—	15,023	—
Malaysia	—	278,733	—
Mexico	695,849	—	—
Pakistan	—	27,783	—
Peru	85,616	—	—
Philippines	—	556,805	—
Poland	—	516,745	—
Qatar	—	12,443	—
Russia	188,044	1,213,781	—
South Africa	—	1,294,430	—
South Korea	—	3,423,521	—
Taiwan	—	3,728,005	—
Thailand	—	515,102	—
Turkey	—	345,519	—
United Arab Emirates	—	154,855	—
Exchange-Traded Funds
United States	1,456,208	—	—
Preferred Stocks
Brazil	1,239,088	—	—
Chile	157,430	—	—
South Korea	—	154,388	—
Affiliated Mutual Fund	640,956	—	—

Total	$8,977,509	$21,577,490	$—

See Notes to Financial Statements.

18

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Banks	15.7%
Oil, Gas & Consumable Fuels	7.7
Internet & Direct Marketing Retail	7.1
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.8
Exchange-Traded Funds	4.9
Interactive Media & Services	4.6
Metals & Mining	4.2
Insurance	3.9
Wireless Telecommunication Services	3.0
Real Estate Management & Development	2.6
Pharmaceuticals	2.2
Affiliated Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	2.1
Electronic Equipment, Instruments & Components	2.0
Textiles, Apparel & Luxury Goods	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.7
Construction Materials	1.7
Beverages	1.6
Food & Staples Retailing	1.6
Capital Markets	1.6
Tobacco	1.5
Machinery	1.4
IT Services	1.3
Construction & Engineering	1.2
Food Products	1.1
Hotels, Restaurants & Leisure	1.1
Entertainment	1.0
Industrial Conglomerates	1.0
Transportation Infrastructure	0.9
Auto Components	0.9
Consumer Finance	0.9

Chemicals	0.8%
Automobiles	0.8
Independent Power & Renewable Electricity Producers	0.7
Diversified Financial Services	0.6
Health Care Equipment & Supplies	0.4
Media	0.3
Commercial Services & Supplies	0.3
Diversified Consumer Services	0.3
Thrifts & Mortgage Finance	0.3
Household Products	0.2
Software	0.2
Multiline Retail	0.2
Road & Rail	0.2
Specialty Retail	0.2
Gas Utilities	0.1
Trading Companies & Distributors	0.1
Electrical Equipment	0.1
Personal Products	0.1
Life Sciences Tools & Services	0.1
Household Durables	0.1
Marine	0.1
Air Freight & Logistics	0.0	*
Leisure Products	0.0	*
Aerospace & Defense	0.0	*
Health Care Providers & Services	0.0	*

	102.5
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Schedule of Investments (continued)

as of October 31, 2019

The Fund did not hold any derivative instruments as of October 31, 2019, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$6,214

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the year ended October 31, 2019, the Fund did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$606,073	$(606,073)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value, including securities on loan of $606,073:
Unaffiliated investments (cost $27,009,766)	$29,914,043
Affiliated investments (cost $640,859)	640,956
Foreign currency, at value (cost $15,372)	15,385
Dividends receivable	17,848
Due from Manager	9,953
Receivable for Fund shares sold	9,132
Tax reclaim receivable	4,232
Prepaid expenses and other assets	1,174

Total Assets	30,612,723

Liabilities
Payable to broker for collateral for securities on loan	639,818
Payable for Fund shares reacquired	89,777
Custodian and accounting fees payable	44,545
Accrued expenses and other liabilities	33,047
Payable to custodian	1,273
Affiliated transfer agent fee payable	45
Payable for investments purchased	8

Total Liabilities	808,513

Net Assets	$29,804,210

Net assets were comprised of:
Shares of beneficial interest, at par	$2,676
Paid-in capital in excess of par	28,055,849
Total distributable earnings (loss)	1,745,685

Net assets, October 31, 2019	$29,804,210

Class R6
Net asset value, offering price and redemption price per share, ($29,804,210 ÷ 2,676,357 shares of beneficial interest issued and outstanding)	$11.14

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	21

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $149,696 foreign withholding tax)	$829,124
Income from securities lending, net (including affiliated income of $1,786)	5,335
Affiliated dividend income	1,360

Total income	835,819

Expenses
Management fee	215,207
Custodian and accounting fees	123,563
Audit fee	32,643
Fund data services	32,150
Shareholders’ reports	20,280
Legal fees and expenses	16,904
Trustees’ fees	11,231
Pricing fees	7,845
Transfer agent’s fees and expenses (including affiliated expense of $297)	343
Registration fees	63
Miscellaneous	26,527

Total expenses	486,756
Less: Fee waiver and/or expense reimbursement	(142,257)

Net expenses	344,499

Net investment income (loss)	491,320

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $360)	(1,483,291)
Foreign currency transactions	(4,972)

(1,488,263)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $103) (net of change in foreign capital gains taxes $(2,233))	2,575,254
Foreign currencies	(323)

2,574,931

Net gain (loss) on investment and foreign currency transactions	1,086,668

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,577,988

See Notes to Financial Statements.

22

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,320	$464,900
Net realized gain (loss) on investment and foreign currency transactions	(1,488,263)	262,144
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,574,931	(4,494,759)

Net increase (decrease) in net assets resulting from operations	1,577,988	(3,767,715)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(787,341)	(1,869,012)

Fund share transactions
Net proceeds from shares sold	2,606,831	3,217,983
Net asset value of shares issued in reinvestment of dividends and distributions	787,341	1,869,012
Cost of shares reacquired	(1,525,185)	(775,578)

Net increase (decrease) in net assets from Fund share transactions	1,868,987	4,311,417

Total increase (decrease)	2,659,634	(1,325,310)

Net Assets:
Beginning of year	27,144,576	28,469,886

End of year	$29,804,210	$27,144,576

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	23

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”).

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

24

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the

26

receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of

28

the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $35,297,761 and $33,398,551, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$69,757	$8,796,467	$8,866,224	$—	$—	$—	—	$1,360
PGIM Institutional Money Market Fund*
69,541	9,432,015	8,861,063	103	360	640,956	640,828	1,786	**

$139,298	$18,228,482	$17,727,287	$103	$360	$640,956		$3,146

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund were $527,776 of ordinary income and $259,565 of long-term capital gains. For the year ended October 31, 2018, the tax character of dividends paid by the Fund was $1,869,012 of ordinary income.

30

As of October 31, 2019, the accumulated undistributed earnings on a tax basis was $557,578 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$27,820,989	$4,130,794	$(1,396,784)	$2,734,010

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, corporate spin-off adjustment and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $1,546,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 2,676,357 Class R6 shares of the Fund. At reporting period end, one shareholder of record Fund, held 83% of the Fund’s outstanding shares, of which all were held by an affiliate of Prudential.

PGIM QMA Emerging Markets Equity Fund	31

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	237,477	$2,606,831
Shares issued in reinvestment of dividends and distributions	74,138	787,341
Shares reacquired	(139,441)	(1,525,185)

Net increase (decrease) in shares outstanding	172,174	$1,868,987

Year ended October 31, 2018:
Shares sold	260,427	$3,217,983
Shares issued in reinvestment of dividends and distributions	149,044	1,869,012
Shares reacquired	(61,115)	(775,578)

Net increase (decrease) in shares outstanding	348,356	$4,311,417

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2019. The average daily balance for the 15 days that the Fund had loans outstanding during the period was approximately $111,467, borrowed at a weighted average interest rate of 3.65%. The maximum loan outstanding amount during the period was $112,000. At October 31, 2019,

32

the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU

PGIM QMA Emerging Markets Equity Fund	33

Notes to Financial Statements (continued)

effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

34

Financial Highlights

Class R6 Shares
	Year Ended October 31,		November 29, 2016(a) through October 31, 2017
	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	(1.71)	3.09
Total from investment operations	0.62	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.17)	(0.04)
Distributions from net realized gains	(0.11)	(0.69)	-
Total dividends and distributions	(0.32)	(0.86)	(0.04)
Net asset value, end of period	$11.14	$10.84	$13.21
Total Return(c):	5.82%	(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,804	$27,145	$28,470
Average net assets (000)	$28,694	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.70%	1.54%	1.74%	(e)
Net investment income (loss)	1.71%	1.56%	1.49%	(e)
Portfolio turnover rate(f)	117%	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	35

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM QMA Emerging Markets Equity Fund and Board of Trustees

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM QMA Emerging Markets Equity Fund, a series of Prudential Investment Portfolios 2, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

36

Federal Income Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable, but not less than 85.64% of the ordinary income dividends paid during the period as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

For the year ended October 31, 2019, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $149,696 foreign tax credit from recognized foreign source income of $979,456.

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2019.

PGIM QMA Emerging Markets Equity Fund	37

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM QMA Emerging Markets Equity Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio

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managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2018. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.30% through February 29, 2020.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

PGIM QMA Emerging Markets Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was eight basis points from the median in the Peer Group.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.20% through February 29, 2020.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

NASDAQ	PQEMX
CUSIP	74440E706

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index

Highlights (unaudited)

•	The Fund closely tracked the performance of the FTSE Developed Markets Ex-North America Net Index over the 12-month reporting period that ended October 31, 2019.

•	The Fund holds almost all stocks included in this Index in approximately the same proportions.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 10/31/19
	One Year (%)	Since Inception (%)
Fund	9.88	8.73 (11/17/16)
FTSE Developed Markets Ex-North America Net Index
	10.54	9.35

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the FTSE Developed Markets Ex-North America Net Index by portraying the initial account values at the Fund’s commencement of operations (November 17, 2016) and the account values at the end of the current fiscal year (October 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed All Cap ex-North America Index is a part of a range of indexes designed to help investors benchmark their international Investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 10/31/19

Ten Largest Holdings	Line of Business	Country	% of Net Assets
iShares MSCI EAFE ETF	Exchange-Traded Funds	United States	2.3%
Nestle SA	Food Products	Switzerland	1.9%
Roche Holding AG	Pharmaceuticals	Switzerland	1.3%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.2%
Novartis AG	Pharmaceuticals	Switzerland	1.1%
Toyota Motor Corp.	Automobiles	Japan	1.0%
HSBC Holdings PLC	Banks	United Kingdom	0.9%
SAP SE	Software	Germany	0.8%
AstraZeneca PLC	Pharmaceuticals	United Kingdom	0.8%
TOTAL SA	Oil, Gas & Consumable Fuels	France	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments.

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Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA International Developed Markets Index Fund’s Class R6 shares returned 9.88% in the 12-month reporting period that ended October 31, 2019, underperforming the 10.54% return of the FTSE Developed Markets Ex-North America Net Index (the Index).

What were the market conditions?

•	Global economic growth continued to be weak during the period, buffeted by the powerful crosscurrents of the US-China trade war and global monetary easing.

•

The trade standoff took a toll on business confidence, industrial production, and trade flows. It weighed heavily on global manufacturing, hitting export-oriented economies—including China, Europe, and Japan—the hardest.

•

Fortunately, weakness in manufacturing did not drag down the services sector, which remained resilient. The trade war also has had less of an impact on more domestic-oriented economies like the US. As a result, there has been a pronounced divergence in growth among sectors and regions within the global economy.

•

Given the weak growth backdrop and elevated geopolitical risks, global central banks embarked on a fresh round of monetary easing during the period, aiming to stimulate growth and counter the negative effects of the trade war.

•

However, with interest rates already at, near, or below zero in many countries, the power of monetary policy may have been muted. Thus, the focus shifted to using fiscal policy as a means of stimulating growth, especially in Europe.

•

Powered by a healthy consumer, US economic growth remained resilient while eurozone growth was anemic, with Germany and Italy teetering on the edge of recession. Uncertainty over Brexit—the United Kingdom’s ongoing effort to exit the European Union—finally caught up with the UK economy, which contracted in the second quarter of 2019. Japanese economic growth was decent, but risks were tilted to the downside given weak global growth, yen appreciation, and a pending consumer tax hike.

•

Emerging market growth remained hostage to trade tensions, especially for such export-dependent economies as China, Taiwan, and Korea. Although the economies of emerging market countries such as India and Brazil are less levered to the global export cycle, they also succumbed to a slowdown in growth amid weaker consumer spending and slow progress on much-needed reforms.

•	Uncertainty surrounding a shifting global paradigm and its implications for global growth made for a challenging and volatile environment during the period.

PGIM QMA International Developed Markets Index Fund	5

Strategy and Performance Overview (continued)

How was the Fund managed?

•	The Fund closely tracked the Index’s performance over the reporting period.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

Did the Fund use derivatives?

•

The Fund held several international stock index futures, including Topix Index Futures, DJ Euro Stoxx Futures, FTSE 100 Futures, and MSCI-EAFE Mini Futures. These derivatives were used to maintain exposure to equities and provide portfolio liquidity during the period.

•	Futures had minimal impact on performance during the period.

Current outlook

•

Escalating geopolitical risks and increased monetary easing have elevated both the upside and downside risks for the global economy. As such, it is currently very difficult to determine which force will gain the upper hand.

•

The greatest threat to the global economy is an escalation of the US-China trade war, which likely would lead to an even deeper downturn in global manufacturing. In turn, this could progressively weaken the healthier components of the global economy, namely the services sector and US consumer spending.

•	A more constructive scenario for risky assets would involve a tamping down of these geopolitical risks and any sign that monetary stimulus has reaccelerated global growth.

•	Given this backdrop, there is potential for significant market swings between now and year end.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Developed Markets Index Fund	7

Fees and Expenses (continued)

PGIM QMA International Developed Markets Index Fund	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,025.30	0.30%	$1.53
Hypothetical	$1,000.00	$1,023.69	0.30%	$1.53

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of October 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.0%

COMMON STOCKS 93.0%

Australia 6.9%
Adelaide Brighton Ltd.	1,140	$2,404
Afterpay Touch Group Ltd.*	557	11,007
AGL Energy Ltd.	2,001	27,233
ALS Ltd.	1,532	8,474
Altium Ltd.	279	6,154
Alumina Ltd.	7,414	11,557
AMP Ltd.	10,918	13,713
Ansell Ltd.	426	8,105
APA Group	3,480	27,886
Aristocrat Leisure Ltd.	1,966	42,598
ASX Ltd.	588	33,232
Atlas Arteria Ltd.	2,129	11,755
Aurizon Holdings Ltd.	5,696	23,138
AusNet Services	5,831	7,441
Australia & New Zealand Banking Group Ltd.	8,631	158,470
Bank of Queensland Ltd.	1,286	8,011
Beach Energy Ltd.	5,326	8,341
Bendigo & Adelaide Bank Ltd.	1,454	10,642
BHP Group Ltd.	8,923	219,620
BHP Group PLC	6,313	133,808
BlueScope Steel Ltd.	1,694	15,422
Boral Ltd.	3,595	12,415
Brambles Ltd.	4,888	40,293
Caltex Australia Ltd.	731	13,695
Challenger Ltd.	1,601	8,750
Charter Hall Group, REIT	1,403	10,908
CIMIC Group Ltd.	279	6,311
Cleanaway Waste Management Ltd.	3,705	4,714
Coca-Cola Amatil Ltd.	1,502	10,459
Cochlear Ltd.	165	24,008
Coles Group Ltd.	3,404	35,084
Commonwealth Bank of Australia	5,378	290,615
Computershare Ltd.	1,492	16,176
Crown Resorts Ltd.	1,096	9,379
CSL Ltd.	1,374	241,839
CSR Ltd.	1,412	4,008
Dexus, REIT	3,390	27,919
Domain Holdings Australia Ltd.	604	1,312
Domino’s Pizza Enterprises Ltd.	157	5,512
Downer EDI Ltd.	1,933	10,667
Evolution Mining Ltd.	3,295	9,583
Flight Centre Travel Group Ltd.	167	4,883
Fortescue Metals Group Ltd.	5,006	30,550

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	9

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Goodman Group, REIT	5,366	$53,238
GPT Group (The), REIT	6,001	24,568
Harvey Norman Holdings Ltd.	1,847	5,202
IDP Education Ltd.	287	3,513
Iluka Resources Ltd.	1,326	8,543
Incitec Pivot Ltd.	4,968	11,757
Insurance Australia Group Ltd.	7,117	38,844
IOOF Holdings Ltd.	952	4,816
Lendlease Group	1,714	22,008
Macquarie Group Ltd.	931	85,708
Magellan Financial Group Ltd.	414	13,653
Medibank Private Ltd.	8,099	18,827
Metcash Ltd.	2,437	4,723
Mirvac Group, REIT	11,973	26,448
National Australia Bank Ltd.	8,802	173,027
Newcrest Mining Ltd.	2,318	50,408
Northern Star Resources Ltd.	1,877	12,858
Nufarm Ltd.	807	3,275
Oil Search Ltd.	3,902	19,155
Orica Ltd.	1,102	17,339
Origin Energy Ltd.	5,385	29,010
Orora Ltd.	3,985	8,490
OZ Minerals Ltd.	841	5,834
Perpetual Ltd.	120	2,955
Platinum Asset Management Ltd.	878	2,494
Qantas Airways Ltd.	1,932	8,526
QBE Insurance Group Ltd.	4,035	34,923
Qube Holdings Ltd.	3,391	7,578
Ramsay Health Care Ltd.	371	17,460
REA Group Ltd.	150	11,183
Rio Tinto Ltd.	1,167	72,498
Rio Tinto PLC	3,338	173,787
Santos Ltd.	5,270	29,378
Scentre Group, REIT	15,448	40,664
SEEK Ltd.	1,017	15,859
Seven Group Holdings Ltd.	355	4,556
Shopping Centres Australasia Property Group, REIT	2,347	4,346
Sonic Healthcare Ltd.	1,448	28,380
South32 Ltd.	15,630	27,233
Star Entertainment Group Ltd. (The)	2,715	8,763
Stockland, REIT	7,247	24,381
Suncorp Group Ltd.	3,801	35,155
Sydney Airport	3,522	21,293
Tabcorp Holdings Ltd.	5,829	19,245

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Telstra Corp. Ltd.	12,851	$30,890
TPG Telecom Ltd.	1,090	4,888
Transurban Group	8,186	83,910
Treasury Wine Estates Ltd.	2,183	26,405
Vicinity Centres, REIT	9,836	18,076
Vocus Group Ltd.*	1,928	4,392
Washington H Soul Pattinson & Co. Ltd.	249	3,723
Wesfarmers Ltd.	3,474	95,075
Westpac Banking Corp.	10,599	205,414
Whitehaven Coal Ltd.	2,201	4,977
WiseTech Global Ltd.	286	5,111
Woodside Petroleum Ltd.	2,836	62,552
Woolworths Group Ltd.	3,796	97,531
Worley Ltd.	903	8,465

		3,491,401

Austria 0.2%
ANDRITZ AG	247	11,129
Erste Group Bank AG	843	29,783
OMV AG	432	25,241
Raiffeisen Bank International AG	391	9,628
Telekom Austria AG*	434	3,358
Verbund AG	194	10,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,660
voestalpine AG	337	8,478

		100,749

Belgium 0.9%
Ackermans & van Haaren NV	67	10,264
Ageas	577	33,214
Anheuser-Busch InBev SA/NV	2,338	187,325
Colruyt SA	152	8,449
Galapagos NV*	141	25,973
Groupe Bruxelles Lambert SA	219	21,974
KBC Group NV	827	57,944
Proximus SADP	420	12,871
Sofina SA	44	9,731
Solvay SA	214	23,266
Telenet Group Holding NV*	130	6,376
UCB SA	366	29,490
Umicore SA	623	25,650

		452,527

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Cambodia 0.0%
NagaCorp Ltd.	4,600	$8,337

Chile 0.0%
Antofagasta PLC	1,053	11,863

China 0.5%
AAC Technologies Holdings, Inc.	2,200	14,202
BOC Hong Kong Holdings Ltd.	10,900	37,305
Budweiser Brewing Co. APAC Ltd., 144A*	3,000	10,912
China Mengniu Dairy Co. Ltd.	8,200	32,752
China Travel International Investment Hong Kong Ltd.	8,000	1,265
FIH Mobile Ltd.	6,000	852
Guotai Junan International Holdings Ltd.	8,000	1,341
Kerry Logistics Network Ltd.	1,600	2,551
Lenovo Group Ltd.	22,000	15,148
Minth Group Ltd.	1,300	4,583
MMG Ltd.*	6,000	1,245
Nexteer Automotive Group Ltd.	2,000	1,868
Prosus NV*	1,195	82,558
Semiconductor Manufacturing International Corp.*	9,400	11,936
Shougang Fushan Resources Group Ltd.	10,000	2,056
Shui On Land Ltd.	8,000	1,610
Tingyi Cayman Islands Holding Corp.	6,400	8,509
Towngas China Co. Ltd.*	4,000	3,091
Uni-President China Holdings Ltd.	3,600	3,715
Want Want China Holdings Ltd.	16,000	13,448
Xinyi Solar Holdings Ltd.	10,000	5,670

		256,617

Denmark 1.5%
Ambu A/S (Class B Stock)	489	7,675
AP Moller - Maersk A/S (Class A Stock)	14	16,788
AP Moller - Maersk A/S (Class B Stock)	20	25,470
Carlsberg A/S (Class B Stock)	322	45,304
Chr Hansen Holding A/S	318	24,393
Coloplast A/S (Class B Stock)	401	48,268
Danske Bank A/S	2,011	28,728
Demant A/S*	309	8,151
Drilling Co. of 1972 A/S (The)*	60	3,391
DSV A/S	617	59,803
Genmab A/S*	177	38,575
GN Store Nord A/S	374	16,435
H. Lundbeck A/S	170	5,795

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
ISS A/S	527	$13,792
Jyske Bank A/S	196	6,511
Novo Nordisk A/S (Class B Stock)	5,018	274,489
Novozymes A/S (Class B Stock)	651	30,620
Orsted A/S, 144A	456	40,007
Pandora A/S	284	13,963
Rockwool International A/S (Class B Stock)	17	3,343
Tryg A/S	344	9,604
Vestas Wind Systems A/S	594	48,460

		769,565

Finland 1.0%
Elisa OYJ	428	23,339
Fortum OYJ	1,351	32,974
Huhtamaki OYJ	284	13,141
Kesko OYJ (Class B Stock)	196	13,030
Kone OYJ (Class B Stock)	1,188	75,495
Metso OYJ	330	12,471
Neste OYJ	1,256	45,398
Nokia OYJ	16,886	62,160
Nokian Renkaat OYJ	397	11,333
Nordea Bank Abp	9,727	71,135
Orion OYJ (Class B Stock)	304	13,462
Sampo OYJ (Class A Stock)	1,478	60,580
Stora Enso OYJ (Class R Stock)	1,723	22,318
UPM-Kymmene OYJ	1,641	53,311
Wartsila OYJ Abp	1,592	16,804

		526,951

France 9.4%
Accor SA	579	24,867
Adevinta ASA (Class B Stock)*	608	6,936
Aeroports de Paris	91	17,287
Air France-KLM*	651	7,743
Air Liquide SA	1,406	186,889
Airbus SE	1,671	239,263
ALD SA, 144A	293	4,151
Alstom SA	556	24,005
Amundi SA, 144A	172	12,275
Arkema SA	222	22,680
Atos SE	277	21,453
AXA SA	5,801	153,097
BioMerieux	124	10,146

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
BNP Paribas SA	3,284	$171,654
Bollore SA	2,803	12,126
Bouygues SA	620	26,275
Bureau Veritas SA	808	20,614
Capgemini SE	479	53,930
Carrefour SA	1,706	28,989
Casino Guichard Perrachon SA	168	9,053
Cie de Saint-Gobain	1,494	60,773
Cie Generale des Etablissements Michelin SCA	539	65,495
Cie Plastic Omnium SA	202	5,514
CNP Assurances	467	9,264
Covivio, REIT	139	15,737
Credit Agricole SA	3,460	45,134
Danone SA	1,807	149,830
Dassault Aviation SA	7	9,744
Dassault Systemes SE	398	60,438
Edenred	735	38,711
Eiffage SA	221	23,724
Electricite de France SA	1,526	15,739
Elis SA	578	11,057
Engie SA	4,987	83,365
EssilorLuxottica SA	898	136,903
Eurazeo SE	141	9,832
Eutelsat Communications SA	558	10,572
Faurecia SE	215	10,010
Gecina SA, REIT	158	27,097
Getlink SE	1,347	22,520
Hermes International	94	67,622
ICADE, REIT	101	9,891
Iliad SA	67	6,934
Imerys SA	100	3,865
Ingenico Group SA	186	19,838
Ipsen SA	113	12,044
JCDecaux SA	217	5,920
Kering SA	224	127,600
Klepierre SA, REIT	601	22,375
Lagardere SCA	365	8,147
Legrand SA	810	63,207
L’Oreal SA	731	213,204
LVMH Moet Hennessy Louis Vuitton SE	755	321,987
Natixis SA	2,432	11,165
Orange SA	5,780	92,998
Orpea	129	15,530
Pernod Ricard SA	642	118,586

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Peugeot SA	1,675	$42,257
Publicis Groupe SA	650	27,930
Remy Cointreau SA	75	10,039
Renault SA	554	28,251
Rexel SA	922	11,429
Rubis SCA	283	16,386
Safran SA	999	157,924
Sanofi	3,290	302,937
Sartorius Stedim Biotech	75	11,227
Schneider Electric SE	1,592	147,680
SCOR SE	472	19,879
SEB SA	87	13,206
Societe BIC SA	76	5,276
Societe Generale SA	2,322	66,003
Sodexo SA	268	29,459
Suez	1,183	18,423
Teleperformance	175	39,663
Thales SA	302	29,517
TOTAL SA	7,344	386,353
Ubisoft Entertainment SA*	271	15,990
Unibail-Rodamco-Westfield, REIT	406	62,829
Valeo SA	720	26,784
Veolia Environnement SA	1,498	39,373
Vinci SA	1,411	158,190
Vivendi SA	2,638	73,351
Wendel SA	86	12,177
Worldline SA, 144A*	240	14,574

		4,752,912

Germany 7.2%
1&1 Drillisch AG	128	3,424
adidas AG	594	183,441
Allianz SE	1,281	312,858
Aroundtown SA	2,811	23,714
Axel Springer SE*	141	9,805
BASF SE	2,779	211,390
Bayer AG	2,834	220,188
Bayerische Motoren Werke AG	975	74,642
Beiersdorf AG	305	36,386
Brenntag AG	471	23,615
Carl Zeiss Meditec AG	107	11,661
Commerzbank AG	3,111	18,609
Continental AG	329	43,908
Covestro AG, 144A	532	25,512

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Daimler AG	2,616	$152,638
Delivery Hero SE, 144A*	349	16,379
Deutsche Bank AG	6,223	45,003
Deutsche Boerse AG	553	85,676
Deutsche Lufthansa AG	682	11,819
Deutsche Post AG	2,959	104,723
Deutsche Telekom AG	9,862	173,392
Deutsche Wohnen SE	1,078	40,512
DWS Group GmbH & Co. KGaA, 144A	97	3,139
E.ON SE	6,559	66,082
Evonik Industries AG	481	12,684
Fielmann AG	77	5,943
Fraport AG Frankfurt Airport Services Worldwide	104	8,688
Fresenius Medical Care AG & Co. KGaA	645	46,657
Fresenius SE & Co. KGaA	1,222	64,241
FUCHS PETROLUB SE	95	3,835
GEA Group AG	484	14,764
GRENKE AG	83	7,872
Hannover Rueck SE	192	34,025
Hapag-Lloyd AG, 144A	78	5,671
HeidelbergCement AG	458	34,052
Hella GmbH & Co. KGaA	121	5,877
Henkel AG & Co. KGaA	308	29,646
HOCHTIEF AG	55	6,865
Hugo Boss AG	189	7,961
Infineon Technologies AG	3,781	73,324
K+S AG	585	8,320
KION Group AG	211	14,009
Knorr-Bremse AG	150	15,134
LANXESS AG	283	18,374
LEG Immobilien AG	187	21,465
Merck KGaA	396	47,140
METRO AG	513	8,350
MTU Aero Engines AG	158	42,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	435	120,740
Nemetschek SE	164	8,344
OSRAM Licht AG	283	12,617
ProSiebenSat.1 Media SE	627	9,261
Puma SE	240	18,073
Rational AG	10	7,611
Rheinmetall AG	134	16,098
Rocket Internet SE, 144A*	176	4,678
RWE AG	1,716	52,293
SAP SE	2,941	389,174

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Scout24 AG, 144A	318	$19,687
Siemens AG	2,299	265,061
Siemens Healthineers AG, 144A	421	17,864
Suedzucker AG	209	3,009
Symrise AG	378	36,371
Talanx AG	124	5,711
Telefonica Deutschland Holding AG	1,782	5,664
thyssenkrupp AG	1,357	19,388
TUI AG	1,303	17,073
Uniper SE	617	19,192
United Internet AG	339	10,207
Volkswagen AG	102	19,283
Vonovia SE	1,640	87,293
Wacker Chemie AG	42	3,294
Wirecard AG	343	43,449
Zalando SE, 144A*	450	19,455

		3,666,510

Hong Kong 2.6%
AIA Group Ltd.	36,800	365,243
ASM Pacific Technology Ltd.	1,000	13,941
Bank of East Asia Ltd. (The)	3,600	8,667
Brightoil Petroleum Holdings Ltd.^*	7,000	—
Cafe de Coral Holdings Ltd.	400	1,088
Cathay Pacific Airways Ltd.	1,700	2,172
Champion REIT	7,000	4,634
Chow Tai Fook Jewellery Group Ltd.	3,600	3,249
CK Asset Holdings Ltd.	8,000	55,334
CK Infrastructure Holdings Ltd.	1,700	12,234
CLP Holdings Ltd.	4,900	50,718
Dah Sing Banking Group Ltd.	1,200	1,549
Dah Sing Financial Holdings Ltd.	500	1,860
Dairy Farm International Holdings Ltd.	900	5,418
Haitong International Securities Group Ltd.	7,000	2,031
Hang Lung Group Ltd.	2,800	7,017
Hang Lung Properties Ltd.	6,000	13,141
Hang Seng Bank Ltd.	2,200	45,805
Henderson Land Development Co. Ltd.	4,004	19,974
Hong Kong & China Gas Co. Ltd.	30,338	58,905
Hong Kong Exchanges & Clearing Ltd.	3,840	119,044
Hongkong Land Holdings Ltd.	3,600	19,782
Huabao International Holdings Ltd.	2,000	729
Hutchison Port Holdings Trust, UTS	12,000	1,856
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	723

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Hysan Development Co. Ltd.	2,000	$7,852
Jardine Matheson Holdings Ltd.	670	38,204
Jardine Strategic Holdings Ltd.	550	17,716
Johnson Electric Holdings Ltd.	1,000	1,832
Kerry Properties Ltd.	2,400	7,752
Li & Fung Ltd.	16,000	1,754
Lifestyle International Holdings Ltd.	1,400	1,469
Link REIT	6,400	69,679
Melco International Development Ltd.	2,600	6,872
MTR Corp. Ltd.	4,200	24,007
New World Development Co. Ltd.	17,600	25,072
NWS Holdings Ltd.	4,000	5,951
PCCW Ltd.	13,000	7,728
Power Assets Holdings Ltd.	4,100	29,202
Sa Sa International Holdings Ltd.	2,000	479
Shangri-La Asia Ltd.	3,600	3,674
Shun Tak Holdings Ltd.	6,000	2,459
Sino Land Co. Ltd.	9,600	14,360
Sun Art Retail Group Ltd.	6,500	6,657
Sun Hung Kai Properties Ltd.	4,400	66,217
Swire Pacific Ltd. (Class A Stock)	1,500	14,243
Swire Pacific Ltd. (Class B Stock)	2,900	4,280
Swire Properties Ltd.	3,200	10,023
Techtronic Industries Co. Ltd.	3,700	28,974
Television Broadcasts Ltd.	400	659
United Energy Group Ltd.*	21,000	4,243
Vitasoy International Holdings Ltd.	2,000	8,123
VTech Holdings Ltd.	600	5,331
WH Group Ltd., 144A	25,700	27,172
Wharf Holdings Ltd. (The)	4,000	9,062
Wharf Real Estate Investment Co. Ltd.	3,700	21,734
Wheelock & Co. Ltd.	2,400	14,854
Xinyi Glass Holdings Ltd.	6,000	6,724
Yue Yuen Industrial Holdings Ltd.	2,200	6,202

		1,315,674

Indonesia 0.0%
First Pacific Co. Ltd.	7,000	2,670

Ireland 0.5%
AIB Group PLC	2,447	7,854
Bank of Ireland Group PLC	2,766	13,297
CRH PLC	2,414	88,141

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Ireland (cont’d.)
Flutter Entertainment PLC	235	$24,245
Glanbia PLC	579	6,455
Kerry Group PLC (Class A Stock)	441	53,347
Kingspan Group PLC	479	24,807
Smurfit Kappa Group PLC	699	23,299

		241,445

Israel 0.5%
Airport City Ltd.*	216	4,077
Alony Hetz Properties & Investments Ltd.	283	4,089
Amot Investments Ltd.	329	2,316
Azrieli Group Ltd.	132	10,173
Bank Hapoalim BM	3,251	26,018
Bank Leumi Le-Israel BM	4,467	32,516
Bezeq The Israeli Telecommunication Corp. Ltd.	6,000	3,960
Delek Group Ltd.	10	1,306
Elbit Systems Ltd.	79	12,946
Fattal Holdings 1998 Ltd.	7	1,041
First International Bank of Israel Ltd.	141	3,868
Gazit-Globe Ltd.	246	2,480
Harel Insurance Investments & Financial Services Ltd.	307	2,453
Israel Chemicals Ltd.	2,124	9,437
Israel Corp. Ltd. (The)*	10	1,907
Israel Discount Bank Ltd. (Class A Stock)	3,604	16,460
Melisron Ltd.	44	2,664
Migdal Insurance & Financial Holding Ltd.	1,777	1,844
Mizrahi Tefahot Bank Ltd.	413	10,244
Nice Ltd.	191	30,200
Oil Refineries Ltd.	4,345	2,228
Paz Oil Co. Ltd.	28	4,287
Phoenix Holdings Ltd. (The)	334	2,036
Shufersal Ltd.	264	1,783
Strauss Group Ltd.	121	3,665
Teva Pharmaceutical Industries Ltd.*	3,034	24,868
Tower Semiconductor Ltd.*	309	6,802

		225,668

Italy 2.0%
A2A SpA	4,682	9,397
Amplifon SpA	361	9,070
Assicurazioni Generali SpA	3,879	78,651
Atlantia SpA	1,635	40,375
Banca Mediolanum SpA	798	6,841

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Banco BPM SpA*	5,021	$11,423
Buzzi Unicem SpA	227	5,485
Buzzi Unicem SpA, RSP	87	1,332
Davide Campari-Milano SpA	1,766	16,187
DiaSorin SpA	73	8,227
Enel SpA	23,606	182,953
Eni SpA	7,541	114,252
Ferrari NV	378	60,586
FinecoBank Banca Fineco SpA	1,773	19,993
Hera SpA	2,664	11,413
Infrastrutture Wireless Italiane SpA, 144A	724	7,442
Intesa Sanpaolo SpA	45,414	113,845
Italgas SpA	1,589	10,225
Leonardo SpA	1,225	14,248
Mediaset SpA*	839	2,510
Mediobanca Banca di Credito Finanziario SpA	2,270	26,989
Moncler SpA	532	20,516
Pirelli & C SpA, 144A	1,458	8,428
Poste Italiane SpA, 144A	1,393	16,905
PRADA SpA	1,600	5,540
Prysmian SpA	756	17,447
Recordati SpA	292	12,274
Saipem SpA*	1,654	7,513
Salvatore Ferragamo SpA	186	3,474
Snam SpA	6,891	35,360
Telecom Italia SpA*	31,460	18,453
Telecom Italia SpA, RSP	18,238	10,571
Terna Rete Elettrica Nazionale SpA	4,264	28,168
UniCredit SpA	6,737	85,491
Unione di Banche Italiane SpA	2,935	8,937
UnipolSai Assicurazioni SpA	1,961	5,467

		1,035,988

Japan 23.0%
77 Bank Ltd. (The)	200	3,153
ABC-Mart, Inc.	100	6,838
Acom Co. Ltd.	1,300	5,224
Advantest Corp.	620	27,818
Aeon Co. Ltd.	2,180	43,884
AEON Financial Service Co. Ltd.	410	6,248
Aeon Mall Co. Ltd.	330	5,276
AGC, Inc.	620	21,765
Aica Kogyo Co. Ltd.	180	5,706
Ain Holdings, Inc.	60	3,430

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Air Water, Inc.	480	$8,948
Aisin Seiki Co. Ltd.	600	23,943
Ajinomoto Co., Inc.	1,470	27,937
Alfresa Holdings Corp.	550	12,227
Alps Alpine Co. Ltd.	600	12,876
Amada Holdings Co. Ltd.	1,000	11,348
Amano Corp.	210	6,216
ANA Holdings, Inc.	350	12,023
Anritsu Corp.	360	6,873
Aozora Bank Ltd.	420	10,782
Ariake Japan Co. Ltd.	20	1,550
Asahi Group Holdings Ltd.	1,190	59,488
Asahi Intecc Co. Ltd.	600	16,503
Asahi Kasei Corp.	3,900	43,295
Asics Corp.	500	8,579
ASKUL Corp.	100	2,736
Astellas Pharma, Inc.	5,780	98,828
Autobacs Seven Co. Ltd.	200	3,305
Azbil Corp.	400	11,086
Bandai Namco Holdings, Inc.	620	38,011
Bank of Kyoto Ltd. (The)	240	9,499
Benefit One, Inc.	200	4,047
Benesse Holdings, Inc.	220	5,886
Bic Camera, Inc.	400	4,373
Bridgestone Corp.	1,820	75,515
Brother Industries Ltd.	700	13,138
Calbee, Inc.	240	8,027
Canon Marketing Japan, Inc.	160	3,387
Canon, Inc.	3,080	83,750
Capcom Co. Ltd.	300	7,064
Casio Computer Co. Ltd.	700	11,428
Central Japan Railway Co.	504	103,481
Chiba Bank Ltd. (The)	2,000	10,877
Chubu Electric Power Co., Inc.	2,100	31,506
Chugai Pharmaceutical Co. Ltd.	700	59,052
Chugoku Bank Ltd. (The)	650	6,340
Chugoku Electric Power Co., Inc. (The)	880	11,707
Citizen Watch Co. Ltd.	780	4,143
Coca-Cola Bottlers Japan Holdings, Inc.	440	9,985
COMSYS Holdings Corp.	400	11,805
Concordia Financial Group Ltd.	3,300	13,460
Cosmo Energy Holdings Co. Ltd.	200	4,271
Credit Saison Co. Ltd.	450	6,508
CyberAgent, Inc.	290	9,415

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Dai Nippon Printing Co. Ltd.	950	$25,358
Daicel Corp.	880	7,842
Daido Steel Co. Ltd.	60	2,618
Daifuku Co. Ltd.	300	15,859
Dai-ichi Life Holdings, Inc.	3,300	53,759
Daiichi Sankyo Co. Ltd.	1,930	126,581
Daiichikosho Co. Ltd.	130	6,170
Daikin Industries Ltd.	760	106,218
Daishi Hokuetsu Financial Group, Inc.	130	3,295
Daito Trust Construction Co. Ltd.	156	20,624
Daiwa House Industry Co. Ltd.	1,970	67,870
Daiwa Securities Group, Inc.	4,800	21,529
DeNA Co. Ltd.	310	5,280
Denka Co. Ltd.	290	8,361
Denso Corp.	1,380	64,142
Dentsu, Inc.	730	26,047
DIC Corp.	300	8,560
Disco Corp.	90	19,702
DMG Mori Co. Ltd.	300	4,862
Dowa Holdings Co. Ltd.	170	5,869
East Japan Railway Co.	1,130	102,661
Ebara Corp.	300	8,887
Eisai Co. Ltd.	814	59,006
Electric Power Development Co. Ltd.	500	12,129
Ezaki Glico Co. Ltd.	160	7,416
FamilyMart Co. Ltd.	700	17,402
Fancl Corp.	200	5,641
FANUC Corp.	593	117,144
Fast Retailing Co. Ltd.	110	67,969
FP Corp.	90	5,578
Fuji Electric Co. Ltd.	400	12,702
Fuji Media Holdings, Inc.	140	1,890
Fuji Oil Holdings, Inc.	160	4,802
FUJIFILM Holdings Corp.	1,130	49,714
Fujikura Ltd.	700	3,248
Fujitsu General Ltd.	200	3,619
Fujitsu Ltd.	630	55,615
Fukuoka Financial Group, Inc.	560	10,819
Fukuyama Transporting Co. Ltd.	100	3,591
Furukawa Electric Co. Ltd.	200	5,596
Fuyo General Lease Co. Ltd.	100	6,503
Glory Ltd.	160	4,702
GMO internet, Inc.	200	3,366
GMO Payment Gateway, Inc.	140	10,319

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Goldwin, Inc.	42	$3,214
GS Yuasa Corp.	300	5,473
GungHo Online Entertainment, Inc.	120	2,593
Gunma Bank Ltd. (The)	1,300	4,376
H2O Retailing Corp.	300	3,400
Hachijuni Bank Ltd. (The)	1,290	5,550
Hakuhodo DY Holdings, Inc.	700	10,452
Hamamatsu Photonics KK	350	13,576
Hankyu Hanshin Holdings, Inc.	670	26,801
Haseko Corp.	970	12,492
Heiwa Corp.	200	4,111
Hikari Tsushin, Inc.	20	4,376
Hino Motors Ltd.	800	7,575
Hirose Electric Co. Ltd.	71	8,940
Hiroshima Bank Ltd. (The)	900	4,591
HIS Co. Ltd.	80	2,074
Hisamitsu Pharmaceutical Co., Inc.	210	9,770
Hitachi Capital Corp.	130	2,902
Hitachi Chemical Co. Ltd.	290	9,545
Hitachi Construction Machinery Co. Ltd.	320	8,269
Hitachi High-Technologies Corp.	200	12,409
Hitachi Ltd.	2,780	103,572
Hitachi Metals Ltd.	600	7,528
Hitachi Transport System Ltd.	150	4,264
Hokkaido Electric Power Co., Inc.	500	2,616
Hokuhoku Financial Group, Inc.	400	3,911
Hokuriku Electric Power Co.	500	3,569
Honda Motor Co. Ltd.	5,240	141,703
Horiba Ltd.	150	10,118
Hoshizaki Corp.	170	14,447
House Foods Group, Inc.	240	9,090
Hoya Corp.	1,150	101,489
Hulic Co. Ltd.	1,060	11,504
Ibiden Co. Ltd.	360	8,301
Ichigo, Inc.	900	3,567
Idemitsu Kosan Co. Ltd.	747	21,871
IHI Corp.	430	10,639
Iida Group Holdings Co. Ltd.	430	7,169
Inpex Corp.	2,800	25,896
Isetan Mitsukoshi Holdings Ltd.	1,100	8,775
Isuzu Motors Ltd.	1,500	17,435
Ito En Ltd.	170	8,275
ITOCHU Corp.	4,200	87,761
Itochu Techno-Solutions Corp.	280	7,539

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Itoham Yonekyu Holdings, Inc.	400	$2,576
Iyo Bank Ltd. (The)	870	4,588
Izumi Co. Ltd.	130	4,880
J Front Retailing Co. Ltd.	800	10,173
Japan Airlines Co. Ltd.	360	11,330
Japan Airport Terminal Co. Ltd.	150	7,416
Japan Aviation Electronics Industry Ltd.	120	2,237
Japan Exchange Group, Inc.	1,600	26,423
Japan Petroleum Exploration Co. Ltd.	100	2,548
Japan Post Bank Co. Ltd.	1,200	11,930
Japan Post Holdings Co. Ltd.	4,100	37,551
Japan Post Insurance Co. Ltd.	600	9,458
Japan Steel Works Ltd. (The)	200	4,209
Japan Tobacco, Inc.	3,630	82,281
JFE Holdings, Inc.	1,580	19,779
JGC Holdings Corp.	680	9,847
JSR Corp.	600	11,267
JTEKT Corp.	700	8,925
Justsystems Corp.	60	2,470
JXTG Holdings, Inc.	9,610	44,971
Kagome Co. Ltd.	300	7,545
Kajima Corp.	1,400	19,205
Kakaku.com, Inc.	450	10,411
Kaken Pharmaceutical Co. Ltd.	100	4,890
Kamigumi Co. Ltd.	380	8,576
Kandenko Co. Ltd.	300	2,833
Kaneka Corp.	130	4,321
Kansai Electric Power Co., Inc. (The)	2,170	25,268
Kansai Mirai Financial Group, Inc.	500	3,252
Kansai Paint Co. Ltd.	580	13,965
Kao Corp.	1,470	118,136
Kawasaki Heavy Industries Ltd.	490	11,730
Kawasaki Kisen Kaisha Ltd.*	300	4,480
KDDI Corp.	5,260	145,236
Keihan Holdings Co. Ltd.	310	14,587
Keikyu Corp.	800	15,925
Keio Corp.	360	22,255
Keisei Electric Railway Co. Ltd.	450	18,418
Kewpie Corp.	360	8,169
Keyence Corp.	225	142,010
Kikkoman Corp.	610	29,334
Kinden Corp.	400	6,002
Kintetsu Group Holdings Co. Ltd.	550	29,963
Kirin Holdings Co. Ltd.	2,450	51,904

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Kissei Pharmaceutical Co. Ltd.	100	$2,581
Kobayashi Pharmaceutical Co. Ltd.	190	15,176
Kobe Steel Ltd.	900	4,833
Koei Tecmo Holdings Co. Ltd.	200	4,607
Koito Manufacturing Co. Ltd.	380	19,946
Kokuyo Co. Ltd.	300	4,407
Komatsu Ltd.	2,810	65,849
Konami Holdings Corp.	300	13,177
Konica Minolta, Inc.	1,400	10,248
Kose Corp.	60	10,621
K’s Holdings Corp.	600	6,844
Kubota Corp.	3,400	53,999
Kuraray Co. Ltd.	1,200	14,275
Kurita Water Industries Ltd.	360	10,360
Kyocera Corp.	950	62,289
Kyoritsu Maintenance Co. Ltd.	100	4,420
Kyowa Exeo Corp.	290	7,386
Kyowa Kirin Co. Ltd.	820	15,057
Kyudenko Corp.	200	6,541
Kyushu Electric Power Co., Inc.	1,500	14,966
Kyushu Financial Group, Inc.	1,100	4,452
Kyushu Railway Co.	470	15,489
Lawson, Inc.	170	9,368
LINE Corp.*	180	6,620
Lintec Corp.	140	2,939
Lion Corp.	740	15,440
LIXIL Group Corp.	820	15,283
M3, Inc.	1,320	31,514
Mabuchi Motor Co. Ltd.	160	6,488
Maeda Corp.	400	3,721
Maeda Road Construction Co. Ltd.	200	4,302
Makita Corp.	750	25,200
Mani, Inc.	130	3,422
Marubeni Corp.	4,800	33,702
Maruha Nichiro Corp.	130	3,363
Marui Group Co. Ltd.	680	15,134
Maruichi Steel Tube Ltd.	200	5,461
Matsui Securities Co. Ltd.	300	2,472
Matsumotokiyoshi Holdings Co. Ltd.	240	8,421
Mazda Motor Corp.	1,800	16,542
Mebuki Financial Group, Inc.	3,600	9,140
Medipal Holdings Corp.	500	11,411
Megmilk Snow Brand Co. Ltd.	130	3,121
MEIJI Holdings Co. Ltd.	366	26,417

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
MINEBEA MITSUMI, Inc.	1,300	$24,783
Miraca Holdings, Inc.	140	3,308
MISUMI Group, Inc.	850	21,401
Mitsubishi Chemical Holdings Corp.	4,000	30,410
Mitsubishi Corp.	3,930	99,613
Mitsubishi Electric Corp.	5,980	84,981
Mitsubishi Estate Co. Ltd.	3,570	69,239
Mitsubishi Gas Chemical Co., Inc.	520	7,309
Mitsubishi Heavy Industries Ltd.	910	36,839
Mitsubishi Logistics Corp.	190	4,831
Mitsubishi Materials Corp.	410	11,762
Mitsubishi Motors Corp.	1,800	8,190
Mitsubishi Shokuhin Co. Ltd.	120	3,044
Mitsubishi Tanabe Pharma Corp.	640	7,648
Mitsubishi UFJ Financial Group, Inc.	37,900	197,702
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	8,291
Mitsui & Co. Ltd.	5,100	87,452
Mitsui Chemicals, Inc.	540	12,813
Mitsui Fudosan Co. Ltd.	2,860	73,160
Mitsui Mining & Smelting Co. Ltd.	200	5,576
Mitsui OSK Lines Ltd.	370	10,088
Miura Co. Ltd.	330	9,928
Mizuho Financial Group, Inc.	77,000	119,457
Mochida Pharmaceutical Co. Ltd.	30	1,198
MonotaRO Co. Ltd.	360	10,913
Morinaga & Co. Ltd.	140	6,891
Morinaga Milk Industry Co. Ltd.	110	4,257
MS&AD Insurance Group Holdings, Inc.	1,530	49,274
Murata Manufacturing Co. Ltd.	1,720	93,470
Nabtesco Corp.	380	12,075
Nagase & Co. Ltd.	300	4,538
Nagoya Railroad Co. Ltd.	660	20,956
Nankai Electric Railway Co. Ltd.	330	8,568
NEC Corp.	750	29,698
NET One Systems Co. Ltd.	300	8,103
Nexon Co. Ltd.*	1,240	14,264
NGK Insulators Ltd.	830	12,754
NGK Spark Plug Co. Ltd.	610	12,410
NH Foods Ltd.	300	12,574
NHK Spring Co. Ltd.	480	3,919
Nichirei Corp.	300	6,872
Nidec Corp.	680	100,127
Nifco, Inc.	250	6,608
Nihon Kohden Corp.	300	8,966

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Nihon M&A Center, Inc.	400	$12,118
Nihon Unisys Ltd.	200	6,594
Nikon Corp.	1,050	13,379
Nintendo Co. Ltd.	276	99,940
Nippo Corp.	160	3,286
Nippon Electric Glass Co. Ltd.	230	5,181
Nippon Express Co. Ltd.	270	15,375
Nippon Kayaku Co. Ltd.	500	6,088
Nippon Paint Holdings Co. Ltd.	480	26,071
Nippon Paper Industries Co. Ltd.	300	5,184
Nippon Shinyaku Co. Ltd.	160	14,406
Nippon Shokubai Co. Ltd.	100	6,179
Nippon Steel Corp.	2,530	36,826
Nippon Telegraph & Telephone Corp.	1,960	97,143
Nippon Television Holdings, Inc.	150	1,962
Nippon Yusen KK	550	9,893
Nipro Corp.	400	4,683
Nishi-Nippon Financial Holdings, Inc.	400	2,966
Nishi-Nippon Railroad Co. Ltd.	280	6,488
Nissan Chemical Corp.	460	18,858
Nissan Motor Co. Ltd.	5,900	37,412
Nissan Shatai Co. Ltd.	200	1,843
Nisshin Seifun Group, Inc.	760	15,051
Nisshinbo Holdings, Inc.	400	3,340
Nissin Foods Holdings Co. Ltd.	250	18,842
Nitori Holdings Co. Ltd.	232	35,286
Nitto Denko Corp.	500	27,588
NOF Corp.	200	6,759
NOK Corp.	350	5,474
Nomura Holdings, Inc.	10,000	45,355
Nomura Real Estate Holdings, Inc.	330	7,818
Nomura Research Institute Ltd.	960	20,414
NS Solutions Corp.	130	4,411
NSK Ltd.	1,400	13,003
NTN Corp.	1,100	3,405
NTT Data Corp.	1,900	25,030
NTT DOCOMO, Inc.	3,540	97,058
Obayashi Corp.	2,000	20,563
OBIC Business Consultants Co. Ltd.	40	1,603
Obic Co. Ltd.	200	25,047
Odakyu Electric Railway Co. Ltd.	940	22,861
Oji Holdings Corp.	2,900	15,004
OKUMA Corp.	100	5,958
Olympus Corp.	3,380	45,974

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Omron Corp.	570	$33,288
Ono Pharmaceutical Co. Ltd.	1,330	25,010
Open House Co. Ltd.	200	5,103
Oracle Corp.	100	8,804
Orient Corp.	1,400	2,046
Oriental Land Co. Ltd.	540	79,101
ORIX Corp.	3,900	61,130
Osaka Gas Co. Ltd.	1,240	24,263
OSG Corp.	260	5,558
Otsuka Corp.	340	13,676
Otsuka Holdings Co. Ltd.	1,310	54,649
Paltac Corp.	100	4,816
Pan Pacific International Holdings Corp.	1,600	25,211
Panasonic Corp.	6,500	54,627
Park24 Co. Ltd.	320	7,546
Penta-Ocean Construction Co. Ltd.	800	4,898
PeptiDream, Inc.*	270	13,512
Persol Holdings Co. Ltd.	550	10,549
Pigeon Corp.	360	17,572
Pilot Corp.	100	4,059
Pola Orbis Holdings, Inc.	210	4,742
Rakuten, Inc.	2,350	22,345
Recruit Holdings Co. Ltd.	3,850	127,604
Relo Group, Inc.	300	7,324
Renesas Electronics Corp.*	2,080	14,022
Rengo Co. Ltd.	600	4,354
Resona Holdings, Inc.	6,700	29,174
Resorttrust, Inc.	220	3,500
Ricoh Co. Ltd.	2,100	18,690
Rinnai Corp.	160	11,749
Rohm Co. Ltd.	260	20,497
Rohto Pharmaceutical Co. Ltd.	300	9,011
Ryohin Keikaku Co. Ltd.	780	17,360
Sankyo Co. Ltd.	160	5,583
Sankyu, Inc.	200	10,176
Sanrio Co. Ltd.	240	4,815
Santen Pharmaceutical Co. Ltd.	1,100	19,453
Sanwa Holdings Corp.	560	6,571
Sapporo Holdings Ltd.	200	5,022
Sawai Pharmaceutical Co. Ltd.	150	8,437
SBI Holdings, Inc.	700	15,186
SCREEN Holdings Co. Ltd.	80	5,517
SCSK Corp.	150	7,645
Secom Co. Ltd.	560	51,943

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sega Sammy Holdings, Inc.	570	$8,009
Seibu Holdings, Inc.	700	12,319
Seiko Epson Corp.	800	11,282
Seino Holdings Co. Ltd.	500	6,417
Sekisui Chemical Co. Ltd.	1,100	19,142
Sekisui House Ltd.	1,780	38,417
Seven & i Holdings Co. Ltd.	2,370	89,604
Seven Bank Ltd.	2,100	6,086
SG Holdings Co. Ltd.	700	17,305
Sharp Corp.	440	5,054
Shiga Bank Ltd. (The)	150	3,616
Shikoku Electric Power Co., Inc.	500	4,947
Shimadzu Corp.	880	23,507
Shimamura Co. Ltd.	20	1,694
Shimano, Inc.	250	41,595
Shimizu Corp.	1,800	16,759
Shin-Etsu Chemical Co. Ltd.	1,220	135,780
Shinsei Bank Ltd.	580	9,071
Shionogi & Co. Ltd.	890	53,507
Shiseido Co. Ltd.	1,130	92,915
Shizuoka Bank Ltd. (The)	1,560	11,867
SHO-BOND Holdings Co. Ltd.	32	1,239
Showa Denko KK	500	14,085
SKY Perfect JSAT Holdings, Inc.	400	1,651
Skylark Holdings Co. Ltd.	600	10,871
SMC Corp.	130	55,886
Softbank Corp.	4,700	64,405
SoftBank Group Corp.	5,010	192,201
Sohgo Security Services Co. Ltd.	220	11,960
Sojitz Corp.	3,700	11,624
Sompo Holdings, Inc.	1,060	41,574
Sony Corp.	3,830	232,682
Sony Financial Holdings, Inc.	580	12,439
Sotetsu Holdings, Inc.	260	6,902
Square Enix Holdings Co. Ltd.	280	13,221
Stanley Electric Co. Ltd.	440	12,197
Subaru Corp.	1,870	53,626
Sugi Holdings Co. Ltd.	100	5,556
SUMCO Corp.	680	11,278
Sumitomo Bakelite Co. Ltd.	100	4,151
Sumitomo Chemical Co. Ltd.	4,700	21,385
Sumitomo Corp.	3,380	54,659
Sumitomo Dainippon Pharma Co. Ltd.	500	8,720
Sumitomo Electric Industries Ltd.	2,270	31,147

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sumitomo Forestry Co. Ltd.	400	$5,800
Sumitomo Heavy Industries Ltd.	410	12,721
Sumitomo Metal Mining Co. Ltd.	790	26,390
Sumitomo Mitsui Financial Group, Inc.	3,970	140,852
Sumitomo Mitsui Trust Holdings, Inc.	1,180	43,007
Sumitomo Osaka Cement Co. Ltd.	100	4,368
Sumitomo Realty & Development Co. Ltd.	1,200	43,592
Sumitomo Rubber Industries Ltd.	500	6,611
Sundrug Co. Ltd.	220	7,275
Suntory Beverage & Food Ltd.	370	15,779
Suzuken Co. Ltd.	230	12,236
Suzuki Motor Corp.	1,320	62,348
Sysmex Corp.	620	40,418
T&D Holdings, Inc.	1,800	19,986
Tadano Ltd.	300	2,713
Taiheiyo Cement Corp.	430	12,144
Taisei Corp.	650	25,657
Taisho Pharmaceutical Holdings Co. Ltd.	130	9,248
Taiyo Nippon Sanso Corp.	490	11,454
Taiyo Yuden Co. Ltd.	400	10,580
Takara Bio, Inc.	130	2,647
Takara Holdings, Inc.	500	4,963
Takashimaya Co. Ltd.	500	5,805
Takeda Pharmaceutical Co. Ltd.	4,583	164,782
TDK Corp.	370	36,561
TechnoPro Holdings, Inc.	130	8,006
Teijin Ltd.	540	10,794
Terumo Corp.	1,960	64,038
THK Co. Ltd.	370	10,629
TIS, Inc.	200	12,045
Tobu Railway Co. Ltd.	630	21,019
Toda Corp.	800	4,997
Toho Co. Ltd.	420	16,904
Toho Gas Co. Ltd.	270	10,512
Tohoku Electric Power Co., Inc.	1,380	14,183
Tokai Carbon Co. Ltd.	600	6,034
Tokai Rika Co. Ltd.	140	2,701
Tokio Marine Holdings, Inc.	2,020	108,898
Tokuyama Corp.	200	5,352
Tokyo Broadcasting System Holdings, Inc.	100	1,598
Tokyo Century Corp.	160	7,369
Tokyo Electric Power Co. Holdings, Inc.*	4,900	22,615
Tokyo Electron Ltd.	480	96,463
Tokyo Gas Co. Ltd.	1,340	32,770

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Tokyo Tatemono Co. Ltd.	570	$8,116
Tokyu Corp.	1,500	28,363
Tokyu Fudosan Holdings Corp.	2,000	13,265
Topcon Corp.	300	4,117
Toppan Printing Co. Ltd.	850	15,704
Toray Industries, Inc.	4,690	33,120
Toshiba Corp.	1,660	56,622
Toshiba Plant Systems & Services Corp.	100	1,953
Tosoh Corp.	850	11,580
TOTO Ltd.	430	17,585
Toyo Seikan Group Holdings Ltd.	470	7,438
Toyo Suisan Kaisha Ltd.	270	11,342
Toyo Tire Corp.	300	4,174
Toyobo Co. Ltd.	300	4,050
Toyoda Gosei Co. Ltd.	210	4,923
Toyota Boshoku Corp.	180	2,645
Toyota Industries Corp.	530	31,897
Toyota Motor Corp.	7,560	524,462
Toyota Tsusho Corp.	660	22,834
Trend Micro, Inc.	340	17,171
TS Tech Co. Ltd.	180	5,764
Tsumura & Co.	180	4,959
Tsuruha Holdings, Inc.	70	7,866
TV ASAhi Holdings Corp.	100	1,577
Ube Industries Ltd.	300	6,408
Ulvac, Inc.	100	4,361
Unicharm Corp.	1,240	41,991
Ushio, Inc.	400	5,973
USS Co. Ltd.	700	13,555
Wacoal Holdings Corp.	200	5,266
Welcia Holdings Co. Ltd.	160	9,183
West Japan Railway Co.	560	48,624
Yakult Honsha Co. Ltd.	400	22,893
Yamada Denki Co. Ltd.	2,600	12,536
Yamaguchi Financial Group, Inc.	800	5,624
Yamaha Corp.	520	24,195
Yamaha Motor Co. Ltd.	900	17,612
Yamato Holdings Co. Ltd.	1,130	18,914
Yamato Kogyo Co. Ltd.	100	2,594
Yamazaki Baking Co. Ltd.	400	6,830
Yaoko Co. Ltd.	100	4,663
Yaskawa Electric Corp.	820	31,194
Yokogawa Electric Corp.	800	14,658
Yokohama Rubber Co. Ltd. (The)	370	8,247

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Z Holdings Corp.	7,800	$23,984
Zenkoku Hosho Co. Ltd.	150	6,264
Zensho Holdings Co. Ltd.	300	6,338
Zeon Corp.	400	4,542
ZOZO, Inc.	590	13,728

		11,698,268

Jordan 0.0%
Hikma Pharmaceuticals PLC	449	11,703

Kazakhstan 0.0%
KAZ Minerals PLC	611	3,728

Luxembourg 0.2%
ArcelorMittal	1,856	27,426
Eurofins Scientific SE	34	17,194
L’Occitane International SA	1,250	2,801
RTL Group SA	111	5,643
SES SA	1,034	19,992
Tenaris SA	1,412	14,306

		87,362

Macau 0.2%
Galaxy Entertainment Group Ltd.	6,900	47,257
Macau Legend Development Ltd.*	2,000	219
MGM China Holdings Ltd.	1,900	2,998
Sands China Ltd.	7,200	35,300
SJM Holdings Ltd.	5,600	5,957
Wynn Macau Ltd.	4,400	9,512

		101,243

Malaysia 0.0%
Wing Tai Holdings Ltd.	1,100	1,639

Mexico 0.0%
Fresnillo PLC	493	4,552

Netherlands 3.8%
Aalberts NV	296	11,893
ABN AMRO Bank NV, 144A, CVA	1,257	23,396
Adyen NV, 144A*	31	21,751

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands (cont’d.)
Aegon NV	5,317	$22,960
Akzo Nobel NV	683	62,823
Argenx SE*	105	12,796
ASML Holding NV	1,215	317,829
ASR Nederland NV	445	16,288
Boskalis Westminster	207	4,543
Euronext NV, 144A	176	14,194
EXOR NV	319	24,449
GrandVision NV, 144A	178	5,443
Heineken Holding NV	312	29,705
Heineken NV	708	72,150
ING Groep NV	11,837	133,722
Koninklijke Ahold Delhaize NV	3,379	84,148
Koninklijke DSM NV	531	62,809
Koninklijke KPN NV	10,347	32,093
Koninklijke Philips NV	2,758	120,749
Koninklijke Vopak NV	193	10,590
NN Group NV	1,039	39,561
OCI NV*	262	5,877
Randstad NV	347	19,230
Royal Dutch Shell PLC (Class A Stock)	13,192	381,516
Royal Dutch Shell PLC (Class B Stock)	11,380	326,901
Signify NV, 144A	354	10,347
Takeaway.com NV, 144A*	117	9,532
Wolters Kluwer NV	816	60,051

		1,937,346

New Zealand 0.3%
a2 Milk Co. Ltd.*	2,287	19,029
Air New Zealand Ltd.	1,405	2,545
Auckland International Airport Ltd.	2,786	16,570
Contact Energy Ltd.	2,071	9,795
Fisher & Paykel Healthcare Corp. Ltd.	1,794	21,982
Fletcher Building Ltd.	2,568	7,530
Kiwi Property Group Ltd.	3,935	4,011
Mercury NZ Ltd.	1,871	5,941
Meridian Energy Ltd.	3,823	11,251
Ryman Healthcare Ltd.	1,288	10,649
SKYCITY Entertainment Group Ltd.	1,805	4,517
Spark New Zealand Ltd.	5,755	16,532
Xero Ltd.*	283	13,400

		143,752

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Norway 0.6%
Aker ASA (Class A Stock)	84	$4,464
Aker BP ASA	347	9,605
DNB ASA	3,194	58,083
Equinor ASA	2,989	55,273
Gjensidige Forsikring ASA	517	9,654
Leroy Seafood Group ASA	710	4,766
Mowi ASA	1,286	31,342
Norsk Hydro ASA	4,122	14,556
Orkla ASA	2,361	22,671
Salmar ASA	143	6,665
Schibsted ASA (Class A Stock)	243	7,133
Schibsted ASA (Class B Stock)	268	7,474
Telenor ASA	2,025	37,841
Yara International ASA	513	19,936

		289,463

Poland 0.3%
Bank Polska Kasa Opieki SA	475	13,403
CD Projekt SA	213	14,074
Cyfrowy Polsat SA	718	5,204
Dino Polska SA, 144A*	131	5,112
Grupa Lotos SA	275	6,864
KGHM Polska Miedz SA	428	9,380
LPP SA	3	6,403
mBank SA*	35	3,497
PGE Polska Grupa Energetyczna SA*	1,951	4,186
Polski Koncern Naftowy ORLEN SA	971	26,545
Polskie Gornictwo Naftowe i Gazownictwo SA	5,784	7,131
Powszechna Kasa Oszczednosci Bank Polski SA	2,513	25,088
Powszechny Zaklad Ubezpieczen SA	1,648	15,939
Santander Bank Polska SA	83	6,799

		149,625

Portugal 0.1%
EDP - Energias de Portugal SA	6,847	28,173
Galp Energia SGPS SA	1,608	25,654
Jeronimo Martins SGPS SA	774	12,989

		66,816

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Russia 0.0%
Evraz PLC	1,526	$7,283
Polymetal International PLC	899	14,738

		22,021

Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	7,600	17,691
BOC Aviation Ltd., 144A	600	5,642
CapitaLand Commercial Trust, REIT	7,697	11,579
CapitaLand Ltd.	7,800	20,610
CapitaLand Mall Trust, REIT	7,300	13,610
City Developments Ltd.	1,400	11,083
ComfortDelGro Corp. Ltd.	6,400	10,799
DBS Group Holdings Ltd.	5,432	103,539
Frasers Property Ltd.	900	1,218
Genting Singapore Ltd.	16,600	11,450
Golden Agri-Resources Ltd.	17,800	2,678
Jardine Cycle & Carriage Ltd.	290	6,962
Keppel Corp. Ltd.	4,400	22,114
Keppel REIT	5,400	4,802
Mapletree Commercial Trust, REIT	6,400	10,950
Mapletree Industrial Trust, REIT	4,300	8,055
Mapletree Logistics Trust, REIT	8,200	10,113
Mapletree North Asia Commercial Trust, REIT	5,800	5,457
Olam International Ltd.	2,400	3,223
Oversea-Chinese Banking Corp. Ltd.	10,273	82,635
SATS Ltd.	2,100	7,779
Sembcorp Industries Ltd.	2,500	4,195
Sembcorp Marine Ltd.	1,800	1,808
SIA Engineering Co. Ltd.	600	1,177
Singapore Airlines Ltd.	1,500	10,366
Singapore Exchange Ltd.	2,600	17,075
Singapore Post Ltd.	4,200	2,959
Singapore Press Holdings Ltd.	4,300	7,005
Singapore Technologies Engineering Ltd.	4,500	13,173
Singapore Telecommunications Ltd.	22,300	53,982
StarHub Ltd.	1,200	1,145
Suntec Real Estate Investment Trust, REIT	6,200	8,470
United Overseas Bank Ltd.	3,857	75,821
UOL Group Ltd.	1,500	8,588
Venture Corp. Ltd.	800	9,263
Wilmar International Ltd.	5,700	15,666

		602,682

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

South Africa 0.2%
Anglo American PLC	3,779	$97,320
Investec PLC	1,927	10,936

		108,256

South Korea 3.8%
Amorepacific Corp.	98	16,114
AMOREPACIFIC Group	80	5,799
BGF Co. Ltd.	232	1,142
BGF retail Co. Ltd.	17	2,597
BNK Financial Group, Inc.	773	4,606
Celltrion Healthcare Co. Ltd.*	202	9,516
Celltrion, Inc.*	296	50,638
Cheil Worldwide, Inc.	191	4,063
CJ CheilJedang Corp.	21	4,113
CJ Corp.	34	2,403
CJ ENM Co. Ltd.	27	3,809
CJ Logistics Corp.*	20	2,703
Daelim Industrial Co. Ltd.	74	5,780
Daewoo Engineering & Construction Co. Ltd.*	483	1,801
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	130	3,122
DB Insurance Co. Ltd.	156	6,756
DGB Financial Group, Inc.	416	2,510
Dongsuh Cos., Inc.	96	1,435
Doosan Bobcat, Inc.	66	1,778
Doosan Co. Ltd.	18	1,202
Doosan Fuel Cell Co. Ltd.*	60	398
Doosan Heavy Industries & Construction Co. Ltd.	302	1,589
Doosan Infracore Co. Ltd.*	367	1,777
Doosan Solus Co. Ltd.*	33	505
E-MART, Inc.	62	5,917
Fila Korea Ltd.	144	7,090
GS Engineering & Construction Corp.	152	4,022
GS Holdings Corp.	136	5,778
GS Retail Co. Ltd.	72	2,365
Hana Financial Group, Inc.	882	25,499
Hankook Tire & Technology Co. Ltd.	235	6,256
Hanmi Pharm Co. Ltd.	19	5,425
Hanmi Science Co. Ltd.	36	1,344
Hanon Systems	554	5,513
Hanssem Co. Ltd.	27	1,464
Hanwha Aerospace Co. Ltd.	98	3,180
Hanwha Chemical Corp.	219	3,050
Hanwha Corp.	134	2,718
Hanwha Life Insurance Co. Ltd.	647	1,236

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
HDC Holdings Co. Ltd.	168	$1,705
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	83	2,204
Helixmith Co. Ltd.*	61	5,060
Hite Jinro Co. Ltd.	102	2,489
HLB, Inc.*	96	13,770
Hotel Shilla Co. Ltd.	109	7,237
Hyundai Construction Equipment Co. Ltd.	40	956
Hyundai Department Store Co. Ltd.	42	2,658
Hyundai Engineering & Construction Co. Ltd.	231	8,496
Hyundai Glovis Co. Ltd.	63	8,153
Hyundai Heavy Industries Holdings Co. Ltd.	33	9,655
Hyundai Marine & Fire Insurance Co. Ltd.	164	3,552
Hyundai Mipo Dockyard Co. Ltd.	55	2,046
Hyundai Mobis Co. Ltd.	197	39,994
Hyundai Motor Co.	423	44,201
Hyundai Steel Co.	255	6,930
Hyundai Wia Corp.	47	2,059
Industrial Bank of Korea	840	8,501
Kakao Corp.	159	19,307
Kangwon Land, Inc.	349	9,398
KB Financial Group, Inc.	1,198	42,941
KCC Corp.	15	2,903
KEPCO Plant Service & Engineering Co. Ltd.	58	1,623
Kia Motors Corp.	760	27,716
Korea Aerospace Industries Ltd.	209	6,818
Korea Electric Power Corp.	819	17,871
Korea Gas Corp.	70	2,362
Korea Investment Holdings Co. Ltd.	120	6,946
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	127	13,197
Korea Zinc Co. Ltd.	30	11,189
Korean Air Lines Co. Ltd.	128	2,729
KT&G Corp.	330	28,331
Kumho Petrochemical Co. Ltd.	48	2,869
LG Chem Ltd.	137	35,952
LG Corp.	278	16,542
LG Display Co. Ltd.	683	7,997
LG Electronics, Inc.	322	18,448
LG Household & Health Care Ltd.	27	29,200
LG Uplus Corp.	671	7,744
Lotte Chemical Corp.	45	8,699
Lotte Chilsung Beverage Co. Ltd.	10	1,176
Lotte Corp.	157	4,905
LOTTE Fine Chemical Co. Ltd.	48	1,818

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Lotte Shopping Co. Ltd.	30	$3,194
LS Corp.	37	1,537
Mando Corp.	90	2,759
Medy-Tox, Inc.	11	3,110
Mirae Asset Daewoo Co. Ltd.	1,205	7,355
NAVER Corp.	399	56,087
NCSoft Corp.	51	22,587
Netmarble Corp., 144A	47	3,623
NH Investment & Securities Co. Ltd.	343	3,549
NHN Corp.*	27	1,337
NongShim Co. Ltd.	9	1,869
OCI Co. Ltd.	48	2,581
Orion Corp.	58	5,275
Ottogi Corp.	4	1,941
Paradise Co. Ltd.	124	1,981
POSCO	205	37,062
POSCO Chemical Co. Ltd.	57	2,347
Posco International Corp.	122	1,906
S-1 Corp.	50	4,025
Samsung Biologics Co. Ltd., 144A*	43	14,667
Samsung C&T Corp.	252	21,598
Samsung Card Co. Ltd.	83	2,391
Samsung Electro-Mechanics Co. Ltd.	178	17,189
Samsung Electronics Co. Ltd.	14,268	614,110
Samsung Engineering Co. Ltd.*	458	6,978
Samsung Fire & Marine Insurance Co. Ltd.	98	18,199
Samsung Heavy Industries Co. Ltd.	1,451	8,993
Samsung Life Insurance Co. Ltd.	195	11,796
Samsung SDI Co. Ltd.	158	30,677
Samsung SDS Co. Ltd.	92	15,894
Samsung Securities Co. Ltd.	167	4,794
Shinhan Financial Group Co. Ltd.	1,395	50,818
Shinsegae, Inc.	18	3,643
SillaJen, Inc.*	138	2,269
SK Holdings Co. Ltd.	98	21,710
SK Hynix, Inc.	1,571	109,465
SK Innovation Co. Ltd.	169	23,135
SK Networks Co. Ltd.	404	2,011
SK Telecom Co. Ltd.	68	13,862
SKC Co. Ltd.	52	1,974
S-Oil Corp.	121	10,312
Ssangyong Cement Industrial Co. Ltd.	296	1,486
Woongjin Coway Co. Ltd.	170	13,415

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Woori Financial Group, Inc.	1,670	$16,812
Yuhan Corp.	24	4,609

		1,922,292

Spain 2.5%
Acciona SA	66	6,873
ACS Actividades de Construccion y Servicios SA	758	30,781
Aena SME SA, 144A	213	39,061
Amadeus IT Group SA	1,241	91,802
Banco Bilbao Vizcaya Argentaria SA	20,080	105,647
Banco de Sabadell SA	17,420	19,091
Banco Santander SA	49,884	200,200
Bankia SA	3,609	6,869
Bankinter SA	1,967	13,598
CaixaBank SA	10,629	30,380
Cellnex Telecom SA, 144A*	957	41,251
Corp. Financiera Alba SA	52	2,593
EDP Renovaveis SA	446	5,076
Enagas SA	680	16,821
Endesa SA	927	25,220
Ferrovial SA	1,432	42,223
Fomento de Construcciones y Contratas SA	171	2,065
Grifols SA	979	31,569
Iberdrola SA	18,499	189,904
Industria de Diseno Textil SA	3,190	99,387
Inmobiliaria Colonial Socimi SA, REIT	1,032	13,319
Mapfre SA	3,145	8,762
Merlin Properties Socimi SA, REIT	1,059	15,590
Naturgy Energy Group SA	970	26,408
Red Electrica Corp. SA	1,270	25,569
Repsol SA	4,170	68,382
Siemens Gamesa Renewable Energy SA	729	10,011
Telefonica SA	13,778	105,636
Zardoya Otis SA	529	4,004

		1,278,092

Sweden 2.3%
Alfa Laval AB	970	22,399
Assa Abloy AB (Class B Stock)	2,764	65,528
Atlas Copco AB (Class A Stock)	1,929	68,020
Atlas Copco AB (Class B Stock)	1,155	35,742
Axis Communications AB^	40	1,497
Boliden AB	888	23,867

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Castellum AB	792	$16,177
Electrolux AB (Class B Stock)	764	20,038
Elekta AB (Class B Stock)	1,045	14,560
Epiroc AB (Class A Stock)	1,808	20,311
Epiroc AB (Class B Stock)	1,160	12,590
Essity AB (Class B Stock)	1,827	56,966
Fastighets AB Balder (Class B Stock)*	279	10,813
Hennes & Mauritz AB (Class B Stock)	2,679	55,974
Hexagon AB (Class B Stock)	774	39,453
Husqvarna AB (Class B Stock)	1,150	8,792
ICA Gruppen AB	235	10,380
Industrivarden AB (Class A Stock)	633	13,985
Industrivarden AB (Class C Stock)	522	11,290
Investment AB Latour (Class B Stock)	312	4,217
Investor AB (Class A Stock)	400	20,134
Investor AB (Class B Stock)	1,362	69,728
Kinnevik AB (Class B Stock)	697	19,079
L E Lundbergforetagen AB (Class B Stock)	239	8,996
Lundin Petroleum AB	552	18,245
Nibe Industrier AB (Class B Stock)	870	11,882
Saab AB (Class B Stock)	260	8,016
Sandvik AB	3,269	57,568
Securitas AB (Class B Stock)	895	14,312
Skandinaviska Enskilda Banken AB (Class A Stock)	4,330	41,483
Skanska AB (Class B Stock)	1,096	23,327
SKF AB (Class B Stock)	1,204	21,723
Svenska Cellulosa AB SCA (Class A Stock)	107	1,131
Svenska Cellulosa AB SCA (Class B Stock)	1,889	19,240
Svenska Handelsbanken AB (Class A Stock)	4,399	44,031
Svenska Handelsbanken AB (Class B Stock)	150	1,506
Swedbank AB (Class A Stock)	3,034	42,405
Swedish Match AB	508	23,844
Swedish Orphan Biovitrum AB*	487	7,704
Tele2 AB (Class B Stock)	1,585	22,651
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	905
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,988	78,388
Telia Co. AB	8,123	35,697
Trelleborg AB (Class B Stock)	800	12,926
Volvo AB (Class B Stock)	4,513	67,390

		1,184,910

Switzerland 8.3%
ABB Ltd.	5,452	114,405
Adecco Group AG	470	27,848

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Alcon, Inc.*	1,417	$83,701
Baloise Holding AG	143	26,384
Banque Cantonale Vaudoise	10	7,845
Barry Callebaut AG	7	14,752
Chocoladefabriken Lindt & Spruengli AG	4	29,687
Cie Financiere Richemont SA	1,543	121,525
Clariant AG*	685	14,018
Coca-Cola HBC AG*	602	18,327
Credit Suisse Group AG	7,713	95,763
DKSH Holding AG	126	5,981
Dufry AG*	92	7,977
EMS-Chemie Holding AG	21	13,125
Flughafen Zurich AG	59	10,635
Geberit AG	109	55,255
Georg Fischer AG	14	13,347
Givaudan SA	28	82,201
Glencore PLC	33,545	101,179
Helvetia Holding AG	108	15,156
Julius Baer Group Ltd.*	692	30,517
Kuehne + Nagel International AG	154	24,889
LafargeHolcim Ltd.	1,511	77,899
Logitech International SA	471	19,277
Lonza Group AG	226	81,267
Nestle SA	8,827	942,057
Novartis AG	6,576	573,262
OC Oerlikon Corp. AG	574	5,877
Pargesa Holding SA	117	9,231
Partners Group Holding AG	50	38,975
PSP Swiss Property AG	129	17,068
Roche Holding AG	2,110	635,145
Roche Holding AG (XBRN)	85	25,302
Schindler Holding AG	62	14,649
Schindler Holding AG, (PART CERT)	128	31,296
SGS SA	16	41,656
Sika AG	427	73,338
Sonova Holding AG	167	38,207
STMicroelectronics NV	1,960	44,537
Straumann Holding AG	30	26,787
Sulzer AG	31	3,133
Swatch Group AG (The), (SWX)	135	7,246
Swatch Group AG (The), (XEQT)	91	25,181
Swiss Life Holding AG	105	52,503
Swiss Prime Site AG*	234	24,102
Swiss Re AG	904	94,646

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Swisscom AG	79	$40,363
Temenos AG*	182	25,983
UBS Group AG	10,452	123,071
Vifor Pharma AG	138	21,671
Zurich Insurance Group AG	446	174,195

		4,202,441

Taiwan 0.0%
FIT Hon Teng Ltd., 144A	3,000	1,216

United Arab Emirates 0.0%
NMC Health PLC	238	6,736

United Kingdom 12.6%
3i Group PLC	2,932	42,852
Admiral Group PLC	662	17,325
Ashmore Group PLC	1,268	7,656
Ashtead Group PLC	1,434	43,644
Associated British Foods PLC	1,072	30,931
AstraZeneca PLC	3,985	387,681
Auto Trader Group PLC, 144A	2,686	19,561
AVEVA Group PLC	207	11,212
Aviva PLC	11,856	63,868
B&M European Value Retail SA	2,496	11,989
Babcock International Group PLC	745	5,348
BAE Systems PLC	9,648	72,058
Barclays PLC	52,182	113,412
Barratt Developments PLC	3,086	25,268
Bellway PLC	361	14,794
Berkeley Group Holdings PLC	377	21,509
BP PLC	60,480	383,229
British American Tobacco PLC	6,930	242,846
British Land Co. PLC (The), REIT	2,885	23,220
BT Group PLC	26,388	69,965
Bunzl PLC	1,027	26,748
Burberry Group PLC	1,209	32,047
Centrica PLC	16,974	15,942
Cineworld Group PLC	3,160	9,130
CK Hutchison Holdings Ltd.	8,100	74,472
CNH Industrial NV	2,970	32,341
Cobham PLC	7,374	15,086
Compass Group PLC	4,776	127,290
ConvaTec Group PLC, 144A	4,437	11,338

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Croda International PLC	393	$24,548
DCC PLC	293	27,498
Derwent London PLC, REIT	294	13,522
Diageo PLC	7,092	289,752
Direct Line Insurance Group PLC	4,249	15,000
DS Smith PLC	4,020	18,644
easyJet PLC	569	9,124
Experian PLC	2,771	87,152
Fiat Chrysler Automobiles NV	3,319	51,108
G4S PLC	4,699	12,606
GlaxoSmithKline PLC	14,880	340,221
GVC Holdings PLC	1,745	20,160
Halma PLC	1,157	28,099
Hargreaves Lansdown PLC	853	19,537
Hiscox Ltd.	844	16,282
Howden Joinery Group PLC	1,779	13,310
HSBC Holdings PLC	61,477	464,419
IMI PLC	821	10,675
Imperial Brands PLC	2,864	62,836
Inchcape PLC	1,239	10,360
Informa PLC	3,758	37,755
InterContinental Hotels Group PLC	551	33,241
International Consolidated Airlines Group SA	2,812	19,359
Intertek Group PLC	483	33,448
ITV PLC	11,825	20,506
J Sainsbury PLC	5,146	13,566
JD Sports Fashion PLC	1,209	12,057
John Wood Group PLC	1,881	8,260
Johnson Matthey PLC	558	22,213
Just Eat PLC*	1,662	15,841
Kingfisher PLC	6,498	17,447
Land Securities Group PLC, REIT	2,173	26,475
Legal & General Group PLC	18,122	61,963
Lloyds Banking Group PLC	214,436	158,206
London Stock Exchange Group PLC	946	85,315
M&G PLC*	7,853	21,749
Marks & Spencer Group PLC	5,553	13,066
Meggitt PLC	2,249	18,206
Melrose Industries PLC	14,606	40,388
Merlin Entertainments PLC, 144A	2,114	12,457
Micro Focus International PLC	968	13,284
Mondi PLC	1,618	33,507
National Grid PLC	10,495	122,409
Next PLC	406	34,614

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Ocado Group PLC*	1,358	$23,380
Pearson PLC	2,299	20,308
Pennon Group PLC	1,268	14,753
Persimmon PLC	957	28,241
Phoenix Group Holdings PLC	1,818	16,610
Prudential PLC	7,853	137,402
Quilter PLC, 144A	6,039	10,726
Reckitt Benckiser Group PLC	1,908	147,294
RELX PLC	5,706	137,148
Renishaw PLC	91	4,461
Rentokil Initial PLC	5,528	32,592
Rightmove PLC	2,596	20,144
Rolls-Royce Holdings PLC	5,185	47,593
Rolls-Royce Holdings PLC	238,510	309
Royal Bank of Scotland Group PLC	14,032	38,671
RSA Insurance Group PLC	3,383	22,897
Sage Group PLC (The)	3,211	29,956
Schroders PLC	365	14,625
Segro PLC, REIT	3,272	35,792
Severn Trent PLC	739	21,579
Smith & Nephew PLC	2,664	57,248
Smiths Group PLC	1,203	25,168
Spirax-Sarco Engineering PLC	225	23,113
SSE PLC	3,120	51,876
St. James’s Place PLC	1,539	20,768
Standard Chartered PLC	8,281	75,121
Standard Life Aberdeen PLC	7,122	28,013
Subsea 7 SA	749	7,006
Tate & Lyle PLC	1,380	12,025
Taylor Wimpey PLC	9,642	20,701
TechnipFMC PLC	1,355	26,781
Tesco PLC	29,157	88,842
Travis Perkins PLC	820	15,223
Unilever NV	4,406	260,715
Unilever PLC	3,323	199,124
United Utilities Group PLC	2,031	22,905
Virgin Money UK PLC	4,178	7,466
Vodafone Group PLC	81,498	166,109
Weir Group PLC (The)	832	14,530
Whitbread PLC	529	27,823
Wm Morrison Supermarkets PLC	6,618	17,053
WPP PLC	3,714	46,436

		6,381,474

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

United States 0.4%
Amcor PLC	4,915	$47,041
Carnival PLC	472	18,861
Ferguson PLC	691	59,004
James Hardie Industries PLC	1,374	23,482
QIAGEN NV*	640	19,179
Samsonite International SA, 144A	3,900	8,005
Sims Metal Management Ltd.	452	2,902

		178,474

TOTAL COMMON STOCKS (cost $44,093,806)		47,242,968

EXCHANGE-TRADED FUND 2.3%

United States
iShares MSCI EAFE ETF (cost $1,042,878)	17,300	1,166,366

PREFERRED STOCKS 0.7%

Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	187	11,521
FUCHS PETROLUB SE (PRFC)	200	8,531
Henkel AG & Co. KGaA (PRFC)	541	56,131
Porsche Automobil Holding SE (PRFC)	477	35,058
Sartorius AG (PRFC)	108	20,969
Volkswagen AG (PRFC)	556	105,615

		237,825

South Korea 0.2%
Amorepacific Corp. (PRFC)	29	2,395
CJ CheilJedang Corp. (PRFC)	14	1,176
Hanwha Corp. (PRFC)	128	1,496
Hyundai Motor Co. (2nd PRFC)	122	8,307
Hyundai Motor Co. (PRFC)	62	3,879
LG Chem Ltd. (PRFC)	21	3,090
LG Electronics, Inc. (PRFC)	64	1,497
LG Household & Health Care Ltd. (PRFC)	6	3,804
Mirae Asset Daewoo Co. Ltd. (PRFC)	512	1,810

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
PREFERRED STOCKS (Continued)

South Korea (cont’d.)
Samsung Electronics Co. Ltd. (PRFC)	2,517	$88,237
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	9	1,248

		116,939

TOTAL PREFERRED STOCKS (cost $323,569)		354,764

	Units

RIGHTS* 0.0%

France 0.0%
Adevinta ASA, expiring 11/08/2019	214	33

Italy 0.0%
Mediaset SpA, expiring 11/06/2019	839	—

Singapore 0.0%
Mapletree Commercial Trust, expiring 11/08/2019	454	29

TOTAL RIGHTS (COST $0)		62

TOTAL LONG-TERM INVESTMENTS (cost $45,460,253)		48,764,160

	Shares

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Ultra Short Bond Fund (cost $634,314)(w)	634,314	634,314

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills (cost $179,541)	1.919%	12/19/19	180	$179,656

TOTAL SHORT-TERM INVESTMENTS (cost $813,855)				813,970

TOTAL INVESTMENTS 97.6% (cost $46,274,108)				49,578,130
Other assets in excess of liabilities(z) 2.4%				1,229,005

NET ASSETS 100.0%				$50,807,135

Below is a list of the abbreviation(s) used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PART CERT—Participation Certificates

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

SWX—SIX Swiss Exchange

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XBRN—Berne Stock Exchange

XEQT—Equiduct Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,497 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Schedule of Investments (continued)

as of October 31, 2019

Futures contracts outstanding at October 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	ASX SPI 200 Index	Dec. 2019	$114,415	$(776)
1	Nikkei 225 Index	Dec. 2019	113,650	7,572
2	CAC40 10 Euro	Nov. 2019	127,746	1,168
3	TOPIX Index	Dec. 2019	463,515	35,968
4	FTSE 100 Index	Dec. 2019	375,444	(1,378)
7	Mini MSCI EAFE Index	Dec. 2019	685,020	19,247
15	Euro STOXX 50 Index	Dec. 2019	603,768	17,880

				$79,681

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$179,656

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$3,491,401	$—
Austria	—	100,749	—
Belgium	—	452,527	—
Cambodia	—	8,337	—
Chile	—	11,863	—
China	—	256,617	—
Denmark	—	769,565	—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Finland	$—	$526,951	$—
France	—	4,752,912	—
Germany	—	3,666,510	—
Hong Kong	—	1,315,674	—
Indonesia	—	2,670	—
Ireland	—	241,445	—
Israel	—	225,668	—
Italy	—	1,035,988	—
Japan	—	11,698,268	—
Jordan	—	11,703	—
Kazakhstan	—	3,728	—
Luxembourg	—	87,362	—
Macau	—	101,243	—
Malaysia	—	1,639	—
Mexico	—	4,552	—
Netherlands	—	1,937,346	—
New Zealand	—	143,752	—
Norway	—	289,463	—
Poland	—	149,625	—
Portugal	—	66,816	—
Russia	—	22,021	—
Singapore	—	602,682	—
South Africa	—	108,256	—
South Korea	903	1,921,389	—
Spain	—	1,278,092	—
Sweden	—	1,183,413	1,497
Switzerland	31,296	4,171,145	—
Taiwan	—	1,216	—
United Arab Emirates	—	6,736	—
United Kingdom	21,749	6,359,725	—
United States	—	178,474	—
Exchange-Traded Fund
United States	1,166,366	—	—
Preferred Stocks
Germany	—	237,825	—
South Korea	—	116,939	—
Rights
France	33	—	—
Italy	—	—	—
Singapore	—	29	—
Affiliated Mutual Fund	634,314	—	—
U.S. Treasury Obligation	—	179,656	—

Total	$1,854,661	$47,721,972	$1,497

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Schedule of Investments (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$81,835	$—	$—

Liabilities
Futures Contracts	$(2,154)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Banks	9.1%
Pharmaceuticals	7.2
Insurance	5.0
Oil, Gas & Consumable Fuels	4.5
Food Products	3.6
Chemicals	3.3
Automobiles	3.2
Metals & Mining	2.7
Machinery	2.3
Exchange-Traded Fund	2.3
Textiles, Apparel & Luxury Goods	2.2
Capital Markets	2.2
Real Estate Management & Development	2.1
Diversified Telecommunication Services	2.0
Technology Hardware, Storage & Peripherals	2.0
Electric Utilities	2.0
Personal Products	1.9
Beverages	1.8
Health Care Equipment & Supplies	1.6
Electronic Equipment, Instruments & Components	1.6
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Road & Rail	1.5
Wireless Telecommunication Services	1.4
Professional Services	1.4
Hotels, Restaurants & Leisure	1.3
Software	1.3
Trading Companies & Distributors	1.3
Electrical Equipment	1.2
Aerospace & Defense	1.2

Food & Staples Retailing	1.2%
Affiliated Mutual Fund	1.2
Construction & Engineering	1.2
Household Durables	1.1
Auto Components	1.1
Tobacco	1.0
IT Services	0.9
Biotechnology	0.9
Multi-Utilities	0.8
Building Products	0.8
Household Products	0.8
Specialty Retail	0.6
Entertainment	0.6
Transportation Infrastructure	0.6
Construction Materials	0.6
Gas Utilities	0.6
Media	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Air Freight & Logistics	0.5
Internet & Direct Marketing Retail	0.5
Diversified Financial Services	0.4
Interactive Media & Services	0.4
U.S. Treasury Obligation	0.4
Health Care Providers & Services	0.3
Paper & Forest Products	0.3
Communications Equipment	0.3
Life Sciences Tools & Services	0.3
Leisure Products	0.3
Containers & Packaging	0.1
Marine	0.1

See Notes to Financial Statements.

50

Industry Classification (continued):
Energy Equipment & Services	0.1%
Water Utilities	0.1
Health Care Technology	0.1
Airlines	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Distributors	0.0	*
Consumer Finance	0.0	*
Diversified Consumer Services	0.0	*

	97.6
Other assets in excess of liabilities	2.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$81,835	*	Due from/to broker—variation margin futures	$2,154	*
Equity contracts	Unaffiliated investments	62		—	—

		$81,897			$2,154

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	51

Schedule of Investments (continued)

as of October 31, 2019

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(4,076)	$69,136

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$125	$170,525

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,216,514

(1)	Notional Amount in USD.

See Notes to Financial Statements.

52

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $45,639,794)	$48,943,816
Affiliated investments (cost $634,314)	634,314
Foreign currency, at value (cost $1,461,306)	1,476,660
Dividends and interest receivable	132,513
Receivable for investments sold	127,388
Tax reclaim receivable	75,887
Due from Manager	71,207
Receivable for Fund shares sold	42,415
Prepaid expenses	808

Total Assets	51,505,008

Liabilities
Payable for Fund shares reacquired	506,666
Payable for investments purchased	78,288
Custodian and accounting fees payable	73,701
Accrued expenses and other liabilities	38,513
Due to broker—variation margin futures	632
Affiliated transfer agent fee payable	73

Total Liabilities	697,873

Net Assets	$50,807,135

Net assets were comprised of:
Shares of beneficial interest, at par	$4,178
Paid-in capital in excess of par	46,760,177
Total distributable earnings (loss)	4,042,780

Net assets, October 31, 2019	$50,807,135

Class R6
Net asset value, offering price and redemption price per share, ($50,807,135 ÷ 4,177,637 shares of beneficial interest issued and outstanding)	$12.16

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	53

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $134,120 foreign withholding tax)	$1,396,405
Affiliated dividend income	16,871
Affiliated income from securities lending, net	703

Total income	1,413,979

Expenses
Management fee	113,065
Custodian and accounting fees	176,439
Pricing fees	55,300
Fund data services	51,000
Shareholders’ reports	35,792
Audit fee	32,643
Legal fees and expenses	16,948
Trustees’ fees	11,397
Transfer agent’s fees and expenses (including affiliated expense of $471)	603
Registration fees	63
Miscellaneous	15,132

Total expenses	508,382
Less: Fee waiver and/or expense reimbursement	(372,704)

Net expenses	135,678

Net investment income (loss)	1,278,301

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(122))	(465,867)
Futures transactions	69,136
Short sales transactions	95
Foreign currency transactions	(11,299)

(407,935)

Net change in unrealized appreciation (depreciation) on:
Investments	3,359,189
Futures	170,525
Foreign currencies	16,707

3,546,421

Net gain (loss) on investment and foreign currency transactions	3,138,486

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,416,787

See Notes to Financial Statements.

54

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,278,301	$932,556
Net realized gain (loss) on investment and foreign currency transactions	(407,935)	62,110
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,546,421	(4,139,387)

Net increase (decrease) in net assets resulting from operations	4,416,787	(3,144,721)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,020,616)	(776,665)

Fund share transactions
Net proceeds from shares sold	12,379,377	18,825,405
Net asset value of shares issued in reinvestment of dividends and distributions	1,020,616	776,665
Cost of shares reacquired	(7,417,650)	(4,572,348)

Net increase (decrease) in net assets from Fund share transactions	5,982,343	15,029,722

Total increase (decrease)	9,378,514	11,108,336

Net Assets:
Beginning of year	41,428,621	30,320,285

End of year	$50,807,135	$41,428,621

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	55

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

56

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads,

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements (continued)

credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as

58

commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (continued)

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

60

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of

PGIM QMA International Developed Markets Index Fund	61

Notes to Financial Statements (continued)

the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates, LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

62

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $12,333,449 and $5,505,320, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

PGIM QMA International Developed Markets Index Fund	63

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$1,006,402	$9,080,743	$9,452,831	$—	$—	$634,314	634,314	$16,871
PGIM Institutional Money Market Fund*
731	5,229,872	5,230,481	—	(122)	—	—	703	**

$1,007,133	$14,310,615	$14,683,312	$—	$(122)	$634,314		$17,574

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund were $999,055 of ordinary income and $21,561 of long-term capital gains. For the year ended October 31, 2018, the tax character of dividends paid by the Fund were $693,523 of ordinary income and $83,142 of long-term capital gains.

As of October 31, 2019, the accumulated undistributed earnings on a tax basis was $1,212,016 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$46,561,831	$7,552,732	$(4,456,752)	$3,095,980

The differences between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $265,000 which can be carried forward for an unlimited period. No

64

capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 4,177,637 Class R6 shares of the Fund. At reporting period end, seven shareholders of record, each holding greater than 5% of the Fund, held 88% of the Fund’s outstanding shares, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	1,085,029	$12,379,377
Shares issued in reinvestment of dividends and distributions	96,741	1,020,616
Shares reacquired	(649,798)	(7,417,650)

Net increase (decrease) in shares outstanding	531,972	$5,982,343

Year ended October 31, 2018:
Shares sold	1,534,018	$18,825,405
Shares issued in reinvestment of dividends and distributions	63,092	776,665
Shares reacquired	(366,560)	(4,572,348)

Net increase (decrease) in shares outstanding	1,230,550	$15,029,722

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million

PGIM QMA International Developed Markets Index Fund	65

Notes to Financial Statements (continued)

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

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Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA International Developed Markets Index Fund	67

Financial Highlights

	Year Ended October 31,		November 17, 2016(a) through October 31, 2017
	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.76	(1.20)	2.30
Total from investment operations	1.08	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	(0.01)	(0.08)	-
Total dividends and distributions	(0.28)	(0.31)	(0.01)
Net asset value, end of period	$12.16	$11.36	$12.55
Total Return(c):	9.88%	(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,807	$41,429	$30,320
Average net assets (000)	$45,226	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30%	0.30%	0.33%	(e)
Expenses before waivers and/or expense reimbursement	1.12%	1.49%	2.61%	(e)
Net investment income (loss)	2.83%	2.56%	2.39%	(e)
Portfolio turnover rate(f)	13%	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM QMA International Developed Markets Index Fund and

Board of Trustees Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM QMA International Developed Markets Index Fund, a series of Prudential Investment Portfolios 2, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 16, 2019

PGIM QMA International Developed Markets Index Fund	69

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended October 31, 2019, the Fund reports the maximum amount allowed per share but not less than $0.006 for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended October 31, 2019, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI):

QDI
PGIM QMA International Developed Markets Index Fund	100.00%

For the year ended October 31, 2019, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $109,649 foreign tax credit from recognized foreign source income of $1,530,247.

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends received by you in calendar year 2019.

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INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM QMA International Developed Markets Index Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio

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managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2018. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.30% through February 29, 2020.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

PGIM QMA Emerging Markets Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was eight basis points from the median in the Peer Group.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.20% through February 29, 2020.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

NASDAQ	PQDMX
CUSIP	74440E607

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended October 31, 2019 and October 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $65,286 and $64,640 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2019, fees of $2,836 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended October 31, 2018, there are no fees to report.

(c) Tax Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(d) All Other Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal year ended October 31, 2019, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended October 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2019 and October 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants –

The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Kevin J. Bannon (chair), Laurie Simon Hodrick, Michael S. Hyland, CFA, Brian K. Reid, and Keith F. Hartstein (ex-officio).

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 19, 2019